Schedule of Investments
BOND INDEX FUND	June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.7%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	$50	$51
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1
3.52%, 10/15/23	200	206
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	107
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	200	206
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A
3.06%, 4/15/26	150	157
		727
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	104
Ally Auto Receivables Trust, Series 2019-4, Class A3
1.84%, 6/17/24	100	102
Ally Auto Receivables Trust, Series 2019-4, Class A4
1.92%, 1/15/25	100	103
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	61
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	127
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	103
Americredit Automobile Receivables Trust, Series 2018-1, Class B
3.26%, 1/18/24	100	102
Americredit Automobile Receivables Trust, Series 2018-3, Class B
3.58%, 10/18/24	100	104
Americredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile – 0.2%continued
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A3
1.60%, 11/15/24	$100	$102
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	100	103
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	102
CarMax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 9/15/23	200	206
Carmax Auto Owner Trust, Series 2018-4, Class A4
3.48%, 2/15/24	500	532
CarMax Auto Owner Trust, Series 2019-2, Class A3
2.68%, 3/15/24	200	206
CarMax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	211
CarMax Auto Owner Trust, Series 2019-3, Class A3
2.18%, 8/15/24	100	103
CarMax Auto Owner Trust, Series 2019-3, Class A4
2.30%, 4/15/25	100	105
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	150	154
CarMax Auto Owner Trust, Series 2020-2, Class A3
1.70%, 11/15/24	285	292
Fifth Third Auto Trust, Series 2019-1, Class A3
2.64%, 12/15/23	100	103
Ford Credit Auto Lease Trust, Series 2019-B, Class A3
2.22%, 10/15/22	100	102
Ford Credit Auto Lease Trust, Series 2019-B, Class A4
2.27%, 11/15/22	100	102
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	101

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile – 0.2%continued
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	$100	$101
Ford Credit Auto Owner Trust, Series 2019-A, Class A3
2.78%, 9/15/23	125	129
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	100	102
GM Financial Automobile Leasing Trust, Series 2020-1, Class A4
1.70%, 12/20/23	100	102
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3
2.65%, 2/16/24	100	103
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4
2.71%, 8/16/24	100	104
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3
2.18%, 4/16/24	100	102
GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3
1.75%, 7/16/24	100	102
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4
3.30%, 7/15/25	100	105
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3
2.83%, 3/20/23	150	154
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3
2.52%, 6/21/23	200	206
Honda Auto Receivables Owner Trust, Series 2019-3, Class A4
1.85%, 8/15/25	100	103
Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A3
2.00%, 10/17/22	100	102
Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A3
1.94%, 3/15/24	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile – 0.2%continued
Nissan Auto Lease Trust, Series 2019-B, Class A3
2.27%, 7/15/22	$150	$152
Nissan Auto Lease Trust, Series 2019-B, Class A4
2.29%, 4/15/25	100	102
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3
3.22%, 6/15/23	200	206
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A3
2.50%, 11/15/23	100	103
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	100	104
Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3
0.55%, 7/15/24	250	250
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class C
3.42%, 4/15/25	50	51
Santander Drive Auto Receivables Trust, Series 2019-1, Class D
3.65%, 4/15/25	50	51
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	102
Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3
3.18%, 3/15/23	200	205
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3
2.57%, 8/15/23	100	103
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4
1.99%, 2/18/25	100	104
Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3
1.66%, 5/15/24	100	102
USAA Auto Owner Trust, Series 2019-1, Class A4
2.14%, 11/15/24	50	51

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Automobile – 0.2%continued
World Omni Auto Receivables Trust, Series 2018-D, Class A3
3.33%, 4/15/24	$100	$103
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	100	103
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	100	104
World Omni Auto Receivables Trust, Series 2020-A, Class A3
1.70%, 1/17/23	100	102
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3
2.03%, 11/15/22	100	102
		7,303
Commercial Mortgage-Backed Securities – 1.3%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	321
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	279
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	281
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	113
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	233
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	353
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	118
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	100	108
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	236
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	358
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	225
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	336
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	$250	$277
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	216
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	425
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	1,000	1,034
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	228
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	100	109
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	177
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	215
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	258
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	173
BENCHMARK Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	531
BENCHMARK Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	116
BENCHMARK Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	100	107
BENCHMARK Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	108
BENCHMARK Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	236
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	400	431

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
BENCHMARK Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	$300	$326
BENCHMARK Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	300	362
BENCHMARK Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	119
BENCHMARK Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	139
BENCHMARK Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	217
BENCHMARK Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	210
BENCHMARK Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	109
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	260
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	278
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	279
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	223
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	235
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	164
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	335
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	269
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	$250	$277
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	383	389
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	380
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	107
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	108
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	212
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	220
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	271
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	164
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	331
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	271
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	272
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	280
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	116
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	234

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	$200	$238
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	344
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	108
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	323
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.36%, 7/10/45(1) (2)	200	214
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	120	124
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	451
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	327
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	542
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	271
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	552
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	216
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	537
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	220
Commercial Mortgage Trust, Series 2018-C0R3, Class A3
4.23%, 5/10/51	200	234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	$225	$243
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	547
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	107
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	220
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	353
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	114
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	212
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	276
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	103
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	171	174
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	104
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.19%, 7/10/46(1) (2)	200	215
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	108
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	327

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	$250	$271
GS Mortgage Securities Trust, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	216
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	108
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	213
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	279
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	223
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	171
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	166
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	328
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	540
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	216
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	$150	$162
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	108
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	163
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	214
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	104
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	337
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	222
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	350	394
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	111
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	530

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	$200	$223
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	1,000	1,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.30%, 8/15/46(1) (2)	200	215
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	825	883
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	214
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	107
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	176
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	119
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	$250	$279
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	216
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	225
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	279
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	275
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	190
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	113
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	169
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	233
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	173
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	236
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	117
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	172
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	114
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	259

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	$132	$136
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	108
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	107
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	275
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	213
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	324
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	332
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	219
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	271
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	107
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	270
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	215
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	160
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	279
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Commercial Mortgage-Backed Securities – 1.3%continued
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	$100	$112
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	173
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	181
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	118
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	229
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	108
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	528
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	51
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	223	227
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	520
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	158
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	269
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	269
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	108
		41,639

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	$100	$104
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	160
American Express Credit Account Master Trust, Series 2018-6, Class A
3.06%, 2/15/24	200	205
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	250	260
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	200	206
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	100	102
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	207
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	200	208
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	250	260
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	200	206
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	250	267
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	200	207
Chase Issuance Trust, Series 2020-A1, Class A1
1.53%, 1/15/25	200	206
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	224
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2
2.19%, 11/20/23	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Credit Card – 0.2%continued
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	$100	$108
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	160
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	241
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	154
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	213
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	200	207
Synchrony Card Funding LLC, Series 2019-A2, Class A
2.34%, 6/15/25	200	206
Synchrony Card Issuance Trust, Series 2018-A1, Class A
3.38%, 9/15/24	200	206
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	101
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	104
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A
2.97%, 3/15/24	100	101
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	107
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.03%, 4/15/25	100	101
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	125	129
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	100	102
		5,165

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.7% continued
Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	$100	$104
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	58	60
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	158
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	59	61
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	113
		496
Total Asset-Backed Securities
(Cost $52,178)		55,330

CORPORATE BONDS – 22.9%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	164
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.63%, 5/1/22	156	165
3.60%, 4/15/26	340	379
		708
Aerospace & Defense – 0.5%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,056
7.95%, 8/15/24	1,400	1,657
2.85%, 10/30/24	110	111
2.25%, 6/15/26	250	242
6.13%, 2/15/33	135	160
3.30%, 3/1/35	55	50
6.63%, 2/15/38	100	119
5.88%, 2/15/40	75	84
3.50%, 3/1/45	500	435
5.81%, 5/1/50	2,000	2,362
General Dynamics Corp.,
2.25%, 11/15/22	500	520
2.13%, 8/15/26	350	374
3.60%, 11/15/42	155	179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Aerospace & Defense – 0.5%continued
L3Harris Technologies, Inc.,
4.40%, 6/15/28	$449	$531
Lockheed Martin Corp.,
3.55%, 1/15/26	600	690
3.60%, 3/1/35	135	162
4.07%, 12/15/42	868	1,101
3.80%, 3/1/45	230	279
4.09%, 9/15/52	20	26
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	1,118
5.05%, 11/15/40	250	328
4.75%, 6/1/43	250	324
4.03%, 10/15/47	60	73
Precision Castparts Corp.,
2.50%, 1/15/23	500	524
3.90%, 1/15/43	100	110
4.38%, 6/15/45	350	423
Raytheon Technologies Corp.,
3.50%, 3/15/27 (3)	500	563
4.13%, 11/16/28	750	883
7.50%, 9/15/29	100	143
6.05%, 6/1/36	600	849
6.13%, 7/15/38	175	253
5.70%, 4/15/40	500	691
4.70%, 12/15/41	100	124
4.50%, 6/1/42	450	561
3.75%, 11/1/46	750	857
		17,962
Airlines – 0.1%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	171	171
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,778	1,748
		1,919
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.38%, 11/1/26	250	272
3.63%, 5/1/43	75	87
3.38%, 11/1/46	500	559
		918

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Auto Parts Manufacturing – 0.0%
Aptiv Corp.,
4.15%, 3/15/24	$300	$320
BorgWarner, Inc.,
4.38%, 3/15/45	170	174
		494
Automobiles Manufacturing – 0.3%
American Honda Finance Corp.,
1.65%, 7/12/21	400	404
1.70%, 9/9/21	500	507
2.60%, 11/16/22	125	130
3.63%, 10/10/23	500	543
Daimler Finance North America LLC,
8.50%, 1/18/31	175	267
General Motors Co.,
5.00%, 4/1/35	500	499
6.25%, 10/2/43	550	584
6.75%, 4/1/46	145	158
5.40%, 4/1/48	267	262
General Motors Financial Co., Inc.,
3.20%, 7/6/21	485	490
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,079
4.00%, 10/6/26	750	779
5.65%, 1/17/29	150	169
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	715
Toyota Motor Credit Corp.,
2.70%, 1/11/23	625	657
2.90%, 3/30/23	3,000	3,176
2.25%, 10/18/23	545	571
		11,041
Banks – 1.2%
Bank of America N.A.,
6.00%, 10/15/36	250	354
Citibank N.A.,
3.40%, 7/23/21	250	257
Citizens Financial Group, Inc.,
4.30%, 12/3/25	250	280
Discover Bank,
3.20%, 8/9/21	250	256
2.70%, 2/6/30	250	252
Fifth Third Bancorp,
3.65%, 1/25/24	570	622
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Banks – 1.2%continued
8.25%, 3/1/38	$275	$446
Fifth Third Bank N.A.,
2.88%, 10/1/21	250	257
HSBC Bank USA N.A.,
7.00%, 1/15/39	350	519
HSBC USA, Inc.,
3.50%, 6/23/24	1,000	1,090
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,092
KeyBank N.A.,
1.25%, 3/10/23	1,500	1,523
3.30%, 6/1/25	250	278
M&T Bank Corp.,
3.55%, 7/26/23	100	108
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	150	158
PNC Bank N.A.,
2.63%, 2/17/22	750	777
2.70%, 11/1/22	750	785
2.95%, 1/30/23	500	526
3.80%, 7/25/23	1,000	1,088
PNC Financial Services Group (The), Inc.,
3.30%, 3/8/22	150	156
2.85%, 11/9/22	100	105
3.15%, 5/19/27	1,000	1,117
Regions Financial Corp.,
2.75%, 8/14/22	250	260
Synchrony Bank,
3.00%, 6/15/22	250	255
Truist Bank,
3.00%, 2/2/23	1,361	1,439
2.75%, 5/1/23	350	369
3.63%, 9/16/25	250	279
4.05%, 11/3/25	600	691
3.80%, 10/30/26	250	283
Truist Financial Corp.,
2.75%, 4/1/22	150	156
2.85%, 10/26/24	1,000	1,078
US Bancorp,
2.63%, 1/24/22	115	119
3.00%, 3/15/22	75	78
2.95%, 7/15/22	1,700	1,782
3.60%, 9/11/24	350	390

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Banks – 1.2%continued
2.38%, 7/22/26	$1,000	$1,085
US Bank N.A.,
2.80%, 1/27/25	250	272
Wells Fargo & Co.,
2.10%, 7/26/21	250	254
2.63%, 7/22/22	2,000	2,084
3.07%, 1/24/23	480	497
3.45%, 2/13/23	125	133
4.13%, 8/15/23	200	217
3.30%, 9/9/24	1,095	1,200
3.00%, 2/19/25	655	707
3.00%, 4/22/26	1,365	1,491
3.00%, 10/23/26	600	654
4.30%, 7/22/27	110	126
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (4)	585	649
5.38%, 2/7/35	425	576
5.95%, 12/15/36	100	120
3.90%, 5/1/45	950	1,114
4.40%, 6/14/46	850	1,014
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 4/4/51 (4)	3,500	4,858
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.61%), 2.90%, 5/27/22 (4)	1,020	1,040
5.85%, 2/1/37	250	345
6.60%, 1/15/38	300	442
		38,103
Biotechnology – 0.3%
Amgen, Inc.,
3.88%, 11/15/21	207	215
2.70%, 5/1/22	1,000	1,034
3.20%, 11/2/27	250	282
6.40%, 2/1/39	200	292
5.75%, 3/15/40	935	1,286
5.15%, 11/15/41	250	332
5.65%, 6/15/42	100	143
4.40%, 5/1/45	250	311
Baxalta, Inc.,
4.00%, 6/23/25	225	255
5.25%, 6/23/45	187	251
Biogen, Inc.,
4.05%, 9/15/25	95	109
5.20%, 9/15/45	100	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Biotechnology – 0.3%continued
Gilead Sciences, Inc.,
3.25%, 9/1/22	$145	$153
3.50%, 2/1/25	250	278
3.65%, 3/1/26	2,000	2,290
4.60%, 9/1/35	1,000	1,312
4.80%, 4/1/44	245	331
4.50%, 2/1/45	150	195
4.15%, 3/1/47	195	248
		9,448
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	625	716
3.75%, 2/15/28	1,790	1,951
5.05%, 3/30/29	305	360
2.80%, 4/1/31	715	724
4.80%, 3/1/50	1,500	1,660
Comcast Corp.,
3.38%, 2/15/25	145	162
2.35%, 1/15/27	570	609
3.30%, 2/1/27	1,335	1,497
4.15%, 10/15/28	3,000	3,596
7.05%, 3/15/33	140	214
5.65%, 6/15/35	1,005	1,421
4.75%, 3/1/44	385	507
4.60%, 8/15/45	380	489
4.00%, 8/15/47	40	48
4.70%, 10/15/48	44	59
4.00%, 11/1/49	30	36
4.05%, 11/1/52	694	852
4.95%, 10/15/58	930	1,323
TCI Communications, Inc.,
7.88%, 2/15/26	755	1,030
Time Warner Cable LLC,
6.55%, 5/1/37	68	89
7.30%, 7/1/38	705	970
6.75%, 6/15/39	130	173
5.50%, 9/1/41	75	91
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	392
		18,969

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Chemicals – 0.5%
3M Co.,
2.75%, 3/1/22	$111	$115
3.25%, 2/14/24	456	497
3.05%, 4/15/30	2,000	2,264
Air Products and Chemicals, Inc.,
3.00%, 11/3/21	300	309
2.75%, 2/3/23	250	263
Airgas, Inc.,
2.90%, 11/15/22	150	156
3.65%, 7/15/24	70	77
Dow Chemical (The) Co.,
4.55%, 11/30/25	55	63
7.38%, 11/1/29	100	141
4.25%, 10/1/34	670	747
9.40%, 5/15/39	300	500
5.25%, 11/15/41	400	483
DuPont de Nemours, Inc.,
4.73%, 11/15/28	580	698
5.32%, 11/15/38	208	264
5.42%, 11/15/48	2,000	2,634
Eastman Chemical Co.,
4.80%, 9/1/42	200	233
4.65%, 10/15/44	100	115
Ecolab, Inc.,
4.35%, 12/8/21	204	215
3.25%, 1/14/23	65	69
2.70%, 11/1/26	70	78
5.50%, 12/8/41	455	643
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	78
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	79
Mosaic (The) Co.,
3.25%, 11/15/22	36	37
5.45%, 11/15/33	250	265
4.88%, 11/15/41	100	98
PPG Industries, Inc.,
3.20%, 3/15/23	500	530
Praxair, Inc.,
2.45%, 2/15/22	422	432
2.20%, 8/15/22	150	155
2.70%, 2/21/23	250	261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Chemicals – 0.5%continued
RPM International, Inc.,
3.75%, 3/15/27	$100	$106
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	229
2.95%, 8/15/29	795	855
4.55%, 8/1/45	30	35
Westlake Chemical Corp.,
3.60%, 7/15/22	65	67
3.60%, 8/15/26	950	1,005
		14,796
Commercial Finance – 0.2%
Air Lease Corp.,
3.50%, 1/15/22	214	216
2.75%, 1/15/23	125	124
3.00%, 9/15/23	245	243
4.25%, 9/15/24	485	493
3.25%, 3/1/25	145	145
4.63%, 10/1/28	255	261
3.25%, 10/1/29	500	475
GATX Corp.,
3.50%, 3/15/28	500	511
5.20%, 3/15/44	35	41
GE Capital Funding LLC,
4.40%, 5/15/30 (3)	3,000	3,122
International Lease Finance Corp.,
5.88%, 8/15/22	250	263
		5,894
Communications Equipment – 0.5%
Apple, Inc.,
2.10%, 9/12/22	665	690
2.40%, 5/3/23	5	5
3.00%, 2/9/24	1,320	1,428
2.85%, 5/11/24	1,570	1,691
2.75%, 1/13/25	1,265	1,373
2.50%, 2/9/25	55	59
2.45%, 8/4/26	225	245
3.35%, 2/9/27	370	422
3.20%, 5/11/27	540	612
2.90%, 9/12/27	1,625	1,822
3.00%, 11/13/27	1,000	1,124
3.85%, 5/4/43	230	285
4.45%, 5/6/44	75	100
3.45%, 2/9/45	55	64

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Communications Equipment – 0.5%continued
4.38%, 5/13/45	$195	$257
4.65%, 2/23/46	250	344
3.75%, 9/12/47	150	180
3.75%, 11/13/47	25	30
2.95%, 9/11/49	500	545
2.65%, 5/11/50	2,000	2,095
Cisco Systems, Inc.,
1.85%, 9/20/21	1,190	1,211
2.20%, 9/20/23	750	792
2.95%, 2/28/26	375	423
5.90%, 2/15/39	690	1,028
Corning, Inc.,
5.75%, 8/15/40	170	219
5.35%, 11/15/48	500	660
Juniper Networks, Inc.,
5.95%, 3/15/41	100	122
		17,826
Construction Materials Manufacturing – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	515
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	538
Owens Corning,
3.40%, 8/15/26	400	417
3.88%, 6/1/30	500	534
		2,004
Consumer Finance – 0.5%
American Express Co.,
2.50%, 8/1/22	325	337
2.65%, 12/2/22	632	662
3.70%, 8/3/23	500	544
3.00%, 10/30/24	220	238
3.63%, 12/5/24	1,125	1,246
3.13%, 5/20/26	500	554
Capital One Financial Corp.,
4.75%, 7/15/21	131	137
3.20%, 1/30/23	400	421
3.75%, 4/24/24	1,000	1,083
3.30%, 10/30/24	1,050	1,130
3.75%, 7/28/26	505	552
3.75%, 3/9/27	250	276
Discover Financial Services,
4.50%, 1/30/26	500	560
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Consumer Finance – 0.5%continued
Fiserv, Inc.,
3.85%, 6/1/25	$45	$51
3.50%, 7/1/29	1,500	1,686
4.40%, 7/1/49	500	608
Mastercard, Inc.,
2.00%, 11/21/21	130	133
3.80%, 11/21/46	500	602
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,632
Synchrony Financial,
4.25%, 8/15/24	570	599
3.95%, 12/1/27	635	664
Visa, Inc.,
3.15%, 12/14/25	1,250	1,392
4.15%, 12/14/35	1,000	1,279
3.65%, 9/15/47	125	152
Western Union (The) Co.,
6.20%, 6/21/40	120	136
		16,674
Consumer Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	114
Clorox (The) Co.,
3.05%, 9/15/22	250	263
Colgate-Palmolive Co.,
2.25%, 11/15/22	1,150	1,202
1.95%, 2/1/23	250	261
2.10%, 5/1/23	250	262
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	52
6.00%, 5/15/37	100	143
4.38%, 6/15/45	150	194
4.15%, 3/15/47	70	88
Kimberly-Clark Corp.,
2.40%, 3/1/22	50	51
6.63%, 8/1/37	350	552
3.70%, 6/1/43	100	115
3.20%, 7/30/46	125	141
Procter & Gamble (The) Co.,
2.30%, 2/6/22	215	222
3.10%, 8/15/23	250	273
3.00%, 3/25/30	1,500	1,717
3.60%, 3/25/50	340	427

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Consumer Products – 0.2%continued
Unilever Capital Corp.,
2.00%, 7/28/26	$1,000	$1,064
5.90%, 11/15/32	125	181
		7,322
Consumer Services – 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	88
Containers & Packaging – 0.1%
International Paper Co.,
3.65%, 6/15/24	250	275
3.00%, 2/15/27	1,000	1,073
7.30%, 11/15/39	45	63
6.00%, 11/15/41	480	633
5.15%, 5/15/46	250	314
Packaging Corp. of America,
4.50%, 11/1/23	100	110
3.65%, 9/15/24	250	273
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	184
WestRock MWV LLC,
7.95%, 2/15/31	100	142
WRKCo, Inc.,
4.90%, 3/15/29	350	419
		3,512
Department Stores – 0.0%
Kohl's Corp.,
3.25%, 2/1/23	100	98
4.75%, 12/15/23	69	67
Nordstrom, Inc.,
4.00%, 10/15/21	150	150
7.00%, 1/15/38	26	23
		338
Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	262
Diversified Banks – 1.6%
Bank of America Corp.,
5.70%, 1/24/22	1,000	1,081
3.30%, 1/11/23	2,000	2,135
4.10%, 7/24/23	100	110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Diversified Banks – 1.6%continued
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (4)	$1,379	$1,448
4.13%, 1/22/24	100	111
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (4)	250	267
4.00%, 4/1/24	165	183
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (4)	1,000	1,084
4.20%, 8/26/24	280	311
4.00%, 1/22/25	1,595	1,761
3.95%, 4/21/25	1,375	1,523
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (4)	1,000	1,092
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (4)	760	786
4.45%, 3/3/26	500	576
4.25%, 10/22/26	100	115
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (4)	1,200	1,337
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (4)	1,000	1,179
6.11%, 1/29/37	150	211
7.75%, 5/14/38	275	450
5.00%, 1/21/44	955	1,317
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (4)	500	648
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (4)	190	245
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (4)	810	1,015
Citigroup, Inc.,
4.50%, 1/14/22	735	779
4.05%, 7/30/22	90	95
3.38%, 3/1/23	150	160
3.88%, 10/25/23	200	220
3.75%, 6/16/24	909	1,003
3.88%, 3/26/25	1,730	1,886
5.50%, 9/13/25	350	415
4.60%, 3/9/26	205	234
(Variable, U.S. SOFR + 2.75%), 3.11%, 4/8/26 (4)	2,000	2,151
3.20%, 10/21/26	505	553
4.30%, 11/20/26	825	937
4.45%, 9/29/27	170	194

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Diversified Banks – 1.6%continued
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (4)	$710	$792
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	750	826
6.63%, 6/15/32	100	137
6.00%, 10/31/33	350	462
6.13%, 8/25/36	125	166
8.13%, 7/15/39	680	1,178
5.88%, 1/30/42	30	44
4.75%, 5/18/46	1,530	1,946
JPMorgan Chase & Co.,
4.35%, 8/15/21	1,865	1,946
4.50%, 1/24/22	2,000	2,123
3.25%, 9/23/22	210	222
3.88%, 9/10/24	2,250	2,495
3.90%, 7/15/25	755	854
7.75%, 7/15/25	54	69
3.20%, 6/15/26	500	555
2.95%, 10/1/26	485	533
8.00%, 4/29/27	750	1,040
3.63%, 12/1/27	1,250	1,383
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (4)	500	565
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (4)	500	558
6.40%, 5/15/38	1,054	1,622
5.60%, 7/15/41	405	585
5.40%, 1/6/42	100	141
5.63%, 8/16/43	150	218
4.85%, 2/1/44	215	293
4.95%, 6/1/45	500	673
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (4)	285	359
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (4)	740	905
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (4)	3,000	3,230
		53,532
Educational Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (5)	110	156
Duke University,
2.68%, 10/1/44	200	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Educational Services – 0.1%continued
Emory University,
2.97%, 9/1/50	$500	$537
Johns Hopkins University,
4.08%, 7/1/53	100	131
Massachusetts Institute of Technology,
5.60%, 7/1/11 (5)	190	334
4.68%, 7/1/14 (6)	15	22
3.89%, 7/1/16 (7)	300	373
Northwestern University,
4.64%, 12/1/44	50	67
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	1,036
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (8)	100	155
University of Southern California,
2.81%, 10/1/50	500	536
		3,557
Electrical Equipment Manufacturing – 0.3%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	316
Carrier Global Corp.,
2.72%, 2/15/30 (3)	1,000	1,004
Emerson Electric Co.,
2.63%, 12/1/21	310	319
General Electric Co.,
3.10%, 1/9/23	500	524
3.45%, 5/15/24	520	554
3.45%, 5/1/27	625	640
6.75%, 3/15/32	150	183
6.15%, 8/7/37	150	175
5.88%, 1/14/38	400	451
6.88%, 1/10/39	300	369
4.35%, 5/1/50	1,000	989
Honeywell International, Inc.,
3.35%, 12/1/23	260	284
2.50%, 11/1/26	780	859
3.81%, 11/21/47	125	154
Otis Worldwide Corp.,
3.36%, 2/15/50 (3)	500	530
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	201

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Electrical Equipment Manufacturing – 0.3%continued
4.20%, 3/1/49	$100	$126
Roper Technologies, Inc.,
3.85%, 12/15/25	220	249
3.80%, 12/15/26	235	268
		8,195
Entertainment Content – 0.3%
Fox Corp.,
5.58%, 1/25/49	2,000	2,783
ViacomCBS, Inc.,
3.88%, 4/1/24	245	264
3.70%, 8/15/24	825	896
4.38%, 3/15/43	490	512
5.85%, 9/1/43	300	353
5.25%, 4/1/44	30	33
Walt Disney (The) Co.,
2.55%, 2/15/22	295	304
2.45%, 3/4/22	555	572
3.70%, 9/15/24	915	1,014
6.40%, 12/15/35	31	47
4.13%, 12/1/41	105	122
3.70%, 12/1/42	395	439
4.95%, 10/15/45	500	643
2.75%, 9/1/49	1,000	972
3.60%, 1/13/51	2,000	2,228
		11,182
Exploration & Production – 0.2%
Burlington Resources LLC,
7.40%, 12/1/31	120	177
5.95%, 10/15/36	125	168
Cimarex Energy Co.,
4.38%, 3/15/29	200	206
CNOOC Finance 2015 USA LLC,
3.75%, 5/2/23	500	532
ConocoPhillips,
5.90%, 5/15/38	280	381
ConocoPhillips Co.,
4.95%, 3/15/26	120	144
6.95%, 4/15/29	465	648
Devon Energy Corp.,
5.85%, 12/15/25	660	729
EOG Resources, Inc.,
2.63%, 3/15/23	670	702
3.15%, 4/1/25	145	159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Exploration & Production – 0.2%continued
Hess Corp.,
7.13%, 3/15/33	$690	$805
Marathon Oil Corp.,
2.80%, 11/1/22	260	262
6.80%, 3/15/32	175	185
5.20%, 6/1/45	1,000	929
Ovintiv, Inc.,
6.63%, 8/15/37	180	157
		6,184
Financial Services – 1.1%
Ameriprise Financial, Inc.,
4.00%, 10/15/23	250	276
3.70%, 10/15/24	500	558
2.88%, 9/15/26	435	471
Bank of New York Mellon (The) Corp.,
3.55%, 9/23/21	1,455	1,508
2.20%, 8/16/23	285	298
3.25%, 5/16/27	500	565
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (4)	1,000	1,134
BlackRock, Inc.,
3.50%, 3/18/24	250	277
1.90%, 1/28/31	220	225
Charles Schwab (The) Corp.,
2.65%, 1/25/23	175	184
3.45%, 2/13/26	280	315
3.20%, 3/2/27	500	558
CME Group, Inc.,
3.75%, 6/15/28	300	360
5.30%, 9/15/43	125	183
Goldman Sachs Group (The), Inc.,
5.75%, 1/24/22	360	388
(Variable, ICE LIBOR USD 3M + 0.82%), 2.88%, 10/31/22 (4)	1,000	1,025
3.63%, 1/22/23	325	348
3.50%, 1/23/25	55	60
3.75%, 5/22/25	2,690	2,981
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	500	539
3.75%, 2/25/26	2,575	2,872
3.50%, 11/16/26	500	550
5.95%, 1/15/27	80	99
3.85%, 1/26/27	195	220

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Financial Services – 1.1%continued
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (4)	$1,000	$1,120
6.75%, 10/1/37	615	895
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (4)	1,020	1,228
6.25%, 2/1/41	300	450
4.80%, 7/8/44	350	458
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	519
Jefferies Group LLC,
5.13%, 1/20/23	315	342
Legg Mason, Inc.,
5.63%, 1/15/44	269	331
Main Street Capital Corp.,
5.20%, 5/1/24	165	170
Morgan Stanley,
2.63%, 11/17/21	945	971
2.75%, 5/19/22	2,500	2,599
4.10%, 5/22/23	580	627
3.88%, 4/29/24	680	752
3.70%, 10/23/24	310	344
4.00%, 7/23/25	2,000	2,268
3.13%, 7/27/26	980	1,080
6.25%, 8/9/26	100	128
3.63%, 1/20/27	190	215
3.95%, 4/23/27	1,190	1,339
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (4)	1,000	1,125
6.38%, 7/24/42	300	468
4.30%, 1/27/45	1,095	1,378
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (4)	1,000	1,038
3.10%, 5/15/23	225	242
3.70%, 11/20/23	340	377
3.30%, 12/16/24	330	368
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	83
3.63%, 4/1/25	250	279
		37,188
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Food & Beverage – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	$2,910	$3,561
Anheuser-Busch InBev Finance, Inc.,
4.00%, 1/17/43	150	162
4.63%, 2/1/44	250	285
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,000	1,208
3.50%, 6/1/30	3,000	3,373
8.20%, 1/15/39	750	1,183
5.45%, 1/23/39	190	240
8.00%, 11/15/39	310	488
3.75%, 7/15/42	65	69
4.60%, 4/15/48	500	585
4.44%, 10/6/48	89	103
4.75%, 4/15/58	215	260
Brown-Forman Corp.,
3.75%, 1/15/43	50	53
4.50%, 7/15/45	200	241
Campbell Soup Co.,
2.50%, 8/2/22	205	211
3.65%, 3/15/23	86	92
Coca-Cola (The) Co.,
3.30%, 9/1/21	250	259
2.50%, 4/1/23	355	376
3.20%, 11/1/23	100	109
2.55%, 6/1/26	770	851
4.20%, 3/25/50	1,500	1,959
Conagra Brands, Inc.,
3.25%, 9/15/22	55	58
3.20%, 1/25/23	118	124
7.00%, 10/1/28	200	266
5.30%, 11/1/38	1,000	1,308
Constellation Brands, Inc.,
2.65%, 11/7/22	625	652
4.40%, 11/15/25	188	217
3.60%, 2/15/28	250	277
4.65%, 11/15/28	480	564
5.25%, 11/15/48	167	219
General Mills, Inc.,
3.15%, 12/15/21	500	515
2.60%, 10/12/22	140	146
3.65%, 2/15/24	75	82

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Food & Beverage – 0.9%continued
2.88%, 4/15/30	$1,050	$1,143
5.40%, 6/15/40	70	96
Hershey (The) Co.,
2.30%, 8/15/26	365	394
Ingredion, Inc.,
3.20%, 10/1/26	250	271
JM Smucker (The) Co.,
3.50%, 3/15/25	500	554
4.38%, 3/15/45	250	297
Kellogg Co.,
2.75%, 3/1/23	350	366
4.50%, 4/1/46	750	925
Keurig Dr. Pepper, Inc.,
3.13%, 12/15/23	85	91
2.55%, 9/15/26	95	102
4.42%, 12/15/46	450	536
McCormick & Co., Inc.,
2.70%, 8/15/22	160	167
Molson Coors Beverage Co.,
2.10%, 7/15/21	55	56
3.00%, 7/15/26	170	177
5.00%, 5/1/42	575	609
Mondelez International, Inc.,
3.63%, 2/13/26	171	193
PepsiCo, Inc.,
3.00%, 8/25/21	770	792
1.70%, 10/6/21	45	46
2.75%, 3/5/22	385	401
2.75%, 4/30/25	500	546
3.50%, 7/17/25	100	113
2.38%, 10/6/26	355	388
3.00%, 10/15/27	95	107
3.60%, 8/13/42	50	60
4.25%, 10/22/44	355	454
4.60%, 7/17/45	75	101
3.45%, 10/6/46	45	52
3.38%, 7/29/49	1,000	1,147
Tyson Foods, Inc.,
4.50%, 6/15/22	300	320
5.10%, 9/28/48	350	450
		31,050
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Forest & Paper Products Manufacturing – 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	$500	$625
7.75%, 11/15/29	500	746
		1,371
Hardware – 0.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (3)	730	799
5.85%, 7/15/25 (3)	2,000	2,298
6.02%, 6/15/26 (3)	210	241
8.35%, 7/15/46 (3)	900	1,200
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	889
4.65%, 10/1/24	1,475	1,656
6.35%, 10/15/45	200	245
HP, Inc.,
4.05%, 9/15/22	25	27
6.00%, 9/15/41	275	322
NetApp, Inc.,
3.30%, 9/29/24	160	173
		7,850
Health Care Facilities & Services – 0.7%
AHS Hospital Corp.,
5.02%, 7/1/45	100	131
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	147
4.25%, 3/1/45	60	66
4.30%, 12/15/47	1,000	1,122
Cardinal Health, Inc.,
3.20%, 6/15/22	150	157
3.75%, 9/15/25	250	279
4.60%, 3/15/43	35	38
4.50%, 11/15/44	710	773
Cigna Corp.,
4.38%, 10/15/28	3,300	3,906
4.80%, 7/15/46 (3)	580	728
CommonSpirit Health,
3.82%, 10/1/49	1,000	1,062
CVS Health Corp.,
2.75%, 12/1/22	850	887
3.70%, 3/9/23	25	27
4.00%, 12/5/23	430	472
3.38%, 8/12/24	250	272
4.10%, 3/25/25	2,000	2,262

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Health Care Facilities & Services – 0.7%continued
3.88%, 7/20/25	$518	$582
4.30%, 3/25/28	1,315	1,538
3.25%, 8/15/29	990	1,094
4.78%, 3/25/38	170	211
5.30%, 12/5/43	750	981
5.13%, 7/20/45	1,560	2,010
5.05%, 3/25/48	155	203
Dignity Health,
5.27%, 11/1/64	200	238
HCA, Inc.,
4.50%, 2/15/27	1,780	1,985
4.13%, 6/15/29	250	276
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	365
McKesson Corp.,
2.70%, 12/15/22	120	125
3.80%, 3/15/24	160	176
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	130
NYU Langone Hospitals,
4.37%, 7/1/47	500	565
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	129
5.75%, 1/30/40	28	35
		22,972
Home & Office Products Manufacturing – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	833
Home Improvement – 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	274
2.90%, 11/1/22	65	68
Whirlpool Corp.,
4.70%, 6/1/22	100	107
3.70%, 3/1/23	100	107
3.70%, 5/1/25	250	274
4.50%, 6/1/46	90	99
		929
Industrial Other – 0.0%
Fluor Corp.,
3.50%, 12/15/24	565	478
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Industrial Other – 0.0%continued
WW Grainger, Inc.,
4.60%, 6/15/45	$300	$378
		856
Integrated Oils – 0.4%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	680	730
3.80%, 9/21/25	905	1,022
3.12%, 5/4/26	535	585
3.02%, 1/16/27	790	856
Chevron Corp.,
2.50%, 3/3/22	545	564
2.36%, 12/5/22	270	281
2.57%, 5/16/23	170	179
2.90%, 3/3/24	200	215
3.33%, 11/17/25	140	157
2.95%, 5/16/26	1,325	1,468
Exxon Mobil Corp.,
2.44%, 8/16/29	965	1,023
3.00%, 8/16/39	200	210
3.57%, 3/6/45	590	655
4.11%, 3/1/46	150	181
4.33%, 3/19/50	1,500	1,871
3.45%, 4/15/51	2,000	2,215
		12,212
Leisure Products Manufacturing – 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	288
Life Insurance – 0.3%
Aflac, Inc.,
3.60%, 4/1/30	1,000	1,164
6.45%, 8/15/40	15	21
Equitable Holdings, Inc.,
5.00%, 4/20/48	1,000	1,144
Globe Life, Inc.,
3.80%, 9/15/22	420	441
Lincoln National Corp.,
3.63%, 12/12/26	265	292
6.30%, 10/9/37	100	133
MetLife, Inc.,
3.05%, 12/15/22	280	296
3.00%, 3/1/25	830	910
6.38%, 6/15/34	485	724
6.40%, 12/15/36	150	177

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Life Insurance – 0.3%continued
4.13%, 8/13/42	$460	$539
4.72%, 12/15/44	370	466
Primerica, Inc.,
4.75%, 7/15/22	100	108
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	50
Protective Life Corp.,
8.45%, 10/15/39	425	654
Prudential Financial, Inc.,
3.50%, 5/15/24	85	94
5.70%, 12/14/36	200	270
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (4)	275	281
3.91%, 12/7/47	344	391
3.94%, 12/7/49	335	381
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,192
		9,728
Machinery Manufacturing – 0.3%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,106
2.15%, 11/8/24	210	223
Caterpillar, Inc.,
3.40%, 5/15/24	790	868
3.80%, 8/15/42	445	527
4.30%, 5/15/44	235	295
3.25%, 9/19/49	220	244
Deere & Co.,
2.60%, 6/8/22	125	130
5.38%, 10/16/29	250	325
8.10%, 5/15/30	100	150
3.75%, 4/15/50	1,500	1,845
Dover Corp.,
2.95%, 11/4/29	10	11
Eaton Corp.,
3.10%, 9/15/27	250	276
IDEX Corp.,
4.20%, 12/15/21	200	206
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	257
3.50%, 3/1/24	250	274
3.90%, 9/1/42	700	866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Machinery Manufacturing – 0.3%continued
John Deere Capital Corp.,
3.13%, 9/10/21	$125	$129
3.15%, 10/15/21	250	259
2.80%, 1/27/23	150	159
2.80%, 3/6/23	500	531
3.05%, 1/6/28	250	278
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	543
4.20%, 11/21/34	200	240
4.45%, 11/21/44	500	596
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	196
		10,534
Managed Care – 0.4%
Aetna, Inc.,
2.75%, 11/15/22	400	417
6.63%, 6/15/36	40	57
6.75%, 12/15/37	150	214
4.50%, 5/15/42	100	119
3.88%, 8/15/47	143	161
Anthem, Inc.,
3.50%, 8/15/24	545	596
3.35%, 12/1/24	750	824
6.38%, 6/15/37	500	690
4.63%, 5/15/42	525	653
3.13%, 5/15/50	300	310
Humana, Inc.,
3.95%, 3/15/27	85	96
8.15%, 6/15/38	280	419
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	559
UnitedHealth Group, Inc.,
3.35%, 7/15/22	1,255	1,332
3.50%, 2/15/24	40	44
3.75%, 7/15/25	655	746
3.45%, 1/15/27	1,500	1,711
2.88%, 8/15/29	160	179
5.80%, 3/15/36	250	353
6.63%, 11/15/37	640	979
6.88%, 2/15/38	170	265

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Managed Care – 0.4%continued
4.75%, 7/15/45	$500	$673
2.90%, 5/15/50	1,000	1,056
		12,453
Mass Merchants – 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	808
Dollar General Corp.,
3.25%, 4/15/23	900	961
Dollar Tree, Inc.,
3.70%, 5/15/23	165	177
Target Corp.,
2.90%, 1/15/22	515	536
3.63%, 4/15/46	500	607
3.90%, 11/15/47	225	286
Walmart, Inc.,
2.35%, 12/15/22	500	524
3.30%, 4/22/24	625	687
3.55%, 6/26/25	180	204
3.25%, 7/8/29	1,000	1,161
2.38%, 9/24/29	2,185	2,381
3.95%, 6/28/38	500	635
5.00%, 10/25/40	275	389
4.30%, 4/22/44	145	192
3.63%, 12/15/47	70	86
		9,634
Medical Equipment & Devices Manufacturing – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,100
3.75%, 11/30/26	564	656
4.75%, 11/30/36	555	752
4.75%, 4/15/43	650	871
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	235
3.88%, 7/15/23	250	270
Baxter International, Inc.,
1.70%, 8/15/21	60	61
3.50%, 8/15/46	350	389
Becton Dickinson and Co.,
3.13%, 11/8/21	150	154
3.30%, 3/1/23	130	136
4.69%, 12/15/44	239	294
4.67%, 6/6/47	1,000	1,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Medical Equipment & Devices Manufacturing – 0.4%continued
Boston Scientific Corp.,
3.85%, 5/15/25	$128	$144
7.38%, 1/15/40	540	839
Medtronic, Inc.,
3.50%, 3/15/25	334	377
4.38%, 3/15/35	913	1,193
4.63%, 3/15/45	406	547
Stryker Corp.,
3.38%, 11/1/25	250	280
4.10%, 4/1/43	50	59
4.38%, 5/15/44	200	244
Thermo Fisher Scientific, Inc.,
4.15%, 2/1/24	100	111
2.95%, 9/19/26	155	171
4.50%, 3/25/30	1,000	1,239
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/21	250	258
3.15%, 4/1/22	500	519
3.55%, 4/1/25	120	130
		12,255
Metals & Mining – 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	672
Newmont Corp.,
5.88%, 4/1/35	100	139
4.88%, 3/15/42	150	193
Nucor Corp.,
4.00%, 8/1/23	250	271
6.40%, 12/1/37	150	208
5.20%, 8/1/43	125	160
4.40%, 5/1/48	1,000	1,212
Southern Copper Corp.,
3.88%, 4/23/25	100	109
7.50%, 7/27/35	300	420
6.75%, 4/16/40	90	122
5.88%, 4/23/45	1,500	1,912
		5,418
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	218
Halliburton Co.,
3.80%, 11/15/25	123	133

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Oil & Gas Services & Equipment – 0.1%continued
4.85%, 11/15/35	$25	$26
6.70%, 9/15/38	780	925
7.45%, 9/15/39	160	207
4.75%, 8/1/43	15	15
		1,524
Pharmaceuticals – 1.2%
AbbVie, Inc.,
3.38%, 11/14/21	500	518
3.25%, 10/1/22 (3)	1,000	1,048
3.85%, 6/15/24 (3)	1,000	1,096
3.80%, 3/15/25 (3)	750	832
3.60%, 5/14/25	225	249
3.20%, 5/14/26	250	275
4.25%, 11/14/28	300	351
4.40%, 11/6/42	415	497
4.70%, 5/14/45	4,340	5,455
Bayer US Finance II LLC,
5.50%, 8/15/25 (3)	50	60
4.40%, 7/15/44 (3)	250	284
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	617
3.63%, 5/15/24 (3)	500	551
2.90%, 7/26/24 (3)	900	974
3.88%, 8/15/25 (3)	765	870
3.20%, 6/15/26 (3)	300	337
3.90%, 2/20/28 (3)	500	588
5.25%, 8/15/43 (3)	85	125
5.00%, 8/15/45 (3)	500	698
4.35%, 11/15/47 (3)	900	1,188
Eli Lilly and Co.,
2.25%, 5/15/50	2,000	1,918
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,078
3.88%, 5/15/28	1,000	1,177
5.38%, 4/15/34	150	205
6.38%, 5/15/38	530	804
4.20%, 3/18/43	20	25
Johnson & Johnson,
2.45%, 3/1/26	500	546
4.38%, 12/5/33	250	331
5.95%, 8/15/37	100	154
4.85%, 5/15/41	400	570
3.70%, 3/1/46	970	1,213
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Pharmaceuticals – 1.2%continued
Merck & Co., Inc.,
2.35%, 2/10/22	$1,000	$1,031
2.75%, 2/10/25	805	874
3.40%, 3/7/29	1,000	1,154
3.60%, 9/15/42	25	30
3.70%, 2/10/45	60	72
Mylan, Inc.,
5.40%, 11/29/43	585	732
Novartis Capital Corp.,
2.40%, 5/17/22	170	176
2.40%, 9/21/22	40	42
3.40%, 5/6/24	250	275
2.20%, 8/14/30	1,500	1,584
4.40%, 5/6/44	250	333
Pfizer, Inc.,
2.20%, 12/15/21	90	92
2.95%, 3/15/24	250	270
3.40%, 5/15/24	150	166
2.63%, 4/1/30	2,000	2,203
7.20%, 3/15/39	700	1,184
4.13%, 12/15/46	750	967
Pharmacia LLC,
6.60%, 12/1/28	125	172
Wyeth LLC,
5.95%, 4/1/37	725	1,058
Zoetis, Inc.,
3.25%, 2/1/23	500	528
4.70%, 2/1/43	40	53
3.95%, 9/12/47	450	539
		38,169
Pipeline – 0.9%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,733
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	396
Enable Midstream Partners L.P.,
4.40%, 3/15/27	90	84
4.15%, 9/15/29	115	101
Enbridge Energy Partners L.P.,
4.20%, 9/15/21	65	67
7.50%, 4/15/38	50	69
Energy Transfer Operating L.P.,
4.05%, 3/15/25	25	27

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Pipeline – 0.9%continued
4.20%, 4/15/27	$560	$585
5.50%, 6/1/27	266	296
5.25%, 4/15/29	255	279
6.63%, 10/15/36	900	978
7.50%, 7/1/38	310	365
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	116
3.90%, 2/15/24	820	899
3.95%, 2/15/27	500	570
4.15%, 10/16/28	1,134	1,293
3.13%, 7/31/29	875	937
6.88%, 3/1/33	50	66
7.55%, 4/15/38	515	714
5.95%, 2/1/41	40	51
4.20%, 1/31/50	1,000	1,116
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	186
7.30%, 8/15/33	175	231
6.55%, 9/15/40	205	260
7.50%, 11/15/40	305	430
6.38%, 3/1/41	35	43
5.63%, 9/1/41	310	362
5.40%, 9/1/44	250	300
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	576
5.15%, 10/15/43	20	22
MPLX L.P.,
4.13%, 3/1/27	1,355	1,443
4.70%, 4/15/48	1,000	1,008
ONEOK Partners L.P.,
3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	43
6.65%, 10/1/36	80	90
6.20%, 9/15/43	20	21
ONEOK, Inc.,
4.55%, 7/15/28	35	37
5.20%, 7/15/48	1,000	1,000
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	81
3.55%, 10/1/26	470	509
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	1,330	1,395
6.65%, 1/15/37	80	87
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Pipeline – 0.9%continued
5.15%, 6/1/42	$130	$126
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	389
5.00%, 3/15/27	1,055	1,180
Southern Union Co.,
8.25%, 11/15/29	25	32
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	387
5.95%, 9/25/43	300	376
Sunoco Logistics Partners Operations L.P.,
5.95%, 12/1/25	175	199
3.90%, 7/15/26	125	131
4.95%, 1/15/43	1,000	909
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	78
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	617
7.00%, 10/15/28	545	690
8.38%, 6/15/32	215	286
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
3.60%, 3/15/22	800	831
4.55%, 6/24/24	2,000	2,219
6.30%, 4/15/40	995	1,198
5.80%, 11/15/43	200	229
		28,795
Power Generation – 0.1%
Consumers Energy Co.,
2.85%, 5/15/22	545	567
Exelon Generation Co. LLC,
4.25%, 6/15/22	250	265
6.25%, 10/1/39	1,000	1,187
5.75%, 10/1/41	430	480
System Energy Resources, Inc.,
4.10%, 4/1/23	160	173
		2,672
Property & Casualty Insurance – 0.5%
Alleghany Corp.,
4.95%, 6/27/22	55	59
Allstate (The) Corp.,
5.20%, 1/15/42	225	270
4.50%, 6/15/43	45	57

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Property & Casualty Insurance – 0.5%continued
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (4)	$225	$273
American International Group, Inc.,
3.75%, 7/10/25	895	990
3.90%, 4/1/26	490	554
4.20%, 4/1/28	460	521
4.50%, 7/16/44	30	35
4.80%, 7/10/45	15	18
4.38%, 6/30/50	1,000	1,156
4.38%, 1/15/55	105	121
Assurant, Inc.,
4.90%, 3/27/28	215	235
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	387
4.40%, 5/15/42	100	131
4.30%, 5/15/43	440	577
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	30	32
3.13%, 3/15/26	1,445	1,616
Chubb (The) Corp.,
6.00%, 5/11/37	50	72
6.50%, 5/15/38	85	131
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	326
3.35%, 5/3/26	1,000	1,140
6.70%, 5/15/36	50	75
4.15%, 3/13/43	100	129
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	219
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	383
Loews Corp.,
2.63%, 5/15/23	250	264
4.13%, 5/15/43	75	81
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	82
3.50%, 3/10/25	385	426
3.75%, 3/14/26	75	85
4.38%, 3/15/29	1,000	1,191
Progressive (The) Corp.,
3.75%, 8/23/21	330	343
2.45%, 1/15/27	250	267
4.20%, 3/15/48	500	648
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Property & Casualty Insurance – 0.5%continued
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	$70	$108
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	556
5.35%, 11/1/40	10	14
4.60%, 8/1/43	75	98
4.00%, 5/30/47	1,015	1,248
Willis North America, Inc.,
2.95%, 9/15/29	2,000	2,117
		17,035
Publishing & Broadcasting – 0.1%
Discovery Communications LLC,
2.95%, 3/20/23	58	61
3.95%, 6/15/25	230	254
3.95%, 3/20/28	485	542
4.13%, 5/15/29	970	1,108
5.20%, 9/20/47	200	233
NBCUniversal Media LLC,
2.88%, 1/15/23	125	133
5.95%, 4/1/41	385	571
4.45%, 1/15/43	650	817
		3,719
Railroad – 0.4%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	392
3.40%, 9/1/24	80	88
3.00%, 4/1/25	325	357
3.65%, 9/1/25	200	228
6.20%, 8/15/36	455	652
5.75%, 5/1/40	225	317
4.38%, 9/1/42	975	1,220
5.15%, 9/1/43	280	385
4.70%, 9/1/45	870	1,153
CSX Corp.,
3.70%, 11/1/23	50	55
3.40%, 8/1/24	500	549
2.60%, 11/1/26	270	293
6.00%, 10/1/36	100	136
6.15%, 5/1/37	190	263
6.22%, 4/30/40	365	531
5.50%, 4/15/41	50	69
3.95%, 5/1/50	1,000	1,205

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Railroad – 0.4%continued
Norfolk Southern Corp.,
2.90%, 2/15/23	$725	$765
3.95%, 10/1/42	20	23
4.45%, 6/15/45	275	343
3.94%, 11/1/47	524	617
3.16%, 5/15/55 (3)	138	141
Union Pacific Corp.,
4.16%, 7/15/22	437	465
2.95%, 1/15/23	35	37
3.50%, 6/8/23	80	87
3.65%, 2/15/24	524	573
2.75%, 3/1/26	300	326
3.80%, 10/1/51	1,500	1,784
		13,054
Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28	2,000	2,282
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	250	257
4.13%, 7/1/24	100	105
American Tower Corp.,
3.50%, 1/31/23	210	224
4.00%, 6/1/25	115	129
3.38%, 10/15/26	125	139
3.13%, 1/15/27	185	202
3.80%, 8/15/29	1,500	1,698
AvalonBay Communities, Inc.,
2.95%, 9/15/22	50	52
4.35%, 4/15/48	500	644
Boston Properties L.P.,
3.85%, 2/1/23	60	64
3.13%, 9/1/23	135	143
3.65%, 2/1/26	90	100
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	247
Camden Property Trust,
2.95%, 12/15/22	150	156
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	92
5.25%, 2/15/24	100	107
Crown Castle International Corp.,
3.15%, 7/15/23	200	213
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Real Estate – 0.7%continued
4.30%, 2/15/29	$1,000	$1,160
5.20%, 2/15/49	500	663
CubeSmart L.P.,
3.13%, 9/1/26	250	266
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	264
3.60%, 7/1/29	500	574
Duke Realty L.P.,
1.75%, 7/1/30	500	497
EPR Properties,
4.75%, 12/15/26	1,000	954
ERP Operating L.P.,
4.63%, 12/15/21	111	116
3.50%, 3/1/28	1,000	1,132
4.50%, 6/1/45	55	72
Essex Portfolio L.P.,
3.25%, 5/1/23	50	53
3.88%, 5/1/24	200	218
4.00%, 3/1/29	300	349
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	255	243
Healthpeak Properties, Inc.,
3.15%, 8/1/22	100	105
4.25%, 11/15/23	3	3
3.88%, 8/15/24	230	253
3.40%, 2/1/25	200	215
3.25%, 7/15/26	630	688
Highwoods Realty L.P.,
3.63%, 1/15/23	100	104
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	223
Kilroy Realty L.P.,
4.38%, 10/1/25	200	215
Kimco Realty Corp.,
4.25%, 4/1/45	759	755
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	108
National Retail Properties, Inc.,
3.30%, 4/15/23	100	104
Office Properties Income Trust,
4.50%, 2/1/25	150	146

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Real Estate – 0.7%continued
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	$100	$102
Realty Income Corp.,
3.25%, 10/15/22	265	278
4.65%, 8/1/23	185	204
3.00%, 1/15/27	240	254
Regency Centers Corp.,
3.75%, 11/15/22	100	104
Simon Property Group L.P.,
2.75%, 2/1/23	30	31
3.38%, 10/1/24	90	97
3.30%, 1/15/26	70	75
3.38%, 6/15/27	585	623
3.38%, 12/1/27	1,865	1,981
6.75%, 2/1/40	690	974
UDR, Inc.,
3.75%, 7/1/24	500	540
Ventas Realty L.P.,
3.75%, 5/1/24	60	62
3.50%, 2/1/25	150	155
5.70%, 9/30/43	100	113
Ventas Realty L.P./Ventas Capital Corp.,
3.25%, 8/15/22	320	327
Welltower, Inc.,
4.00%, 6/1/25	315	348
4.13%, 3/15/29	600	668
5.13%, 3/15/43	150	164
Weyerhaeuser Co.,
4.63%, 9/15/23	185	206
6.88%, 12/15/33	740	973
		24,638
Refining & Marketing – 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	325
5.13%, 12/15/26	210	242
6.50%, 3/1/41	466	577
Phillips 66,
4.65%, 11/15/34	395	467
5.88%, 5/1/42	140	190
4.88%, 11/15/44	165	204
Valero Energy Corp.,
7.50%, 4/15/32	765	1,056
		3,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Restaurants – 0.2%
McDonald's Corp.,
2.63%, 1/15/22	$1,000	$1,034
6.30%, 10/15/37	505	733
3.63%, 5/1/43	209	229
4.88%, 12/9/45	542	694
4.45%, 3/1/47	350	426
Starbucks Corp.,
3.85%, 10/1/23	200	219
4.30%, 6/15/45	200	233
3.50%, 11/15/50	2,000	2,107
		5,675
Retail - Consumer Discretionary – 0.6%
Amazon.com, Inc.,
2.50%, 11/29/22	150	157
2.40%, 2/22/23	500	525
2.80%, 8/22/24	1,000	1,087
5.20%, 12/3/25	500	614
4.80%, 12/5/34	1,050	1,438
4.95%, 12/5/44	255	364
4.25%, 8/22/57	500	667
AutoZone, Inc.,
3.70%, 4/15/22	55	58
3.13%, 7/15/23	135	144
3.75%, 6/1/27	250	280
eBay, Inc.,
2.60%, 7/15/22	500	517
2.75%, 1/30/23	110	115
3.60%, 6/5/27	500	567
4.00%, 7/15/42	235	256
Home Depot (The), Inc.,
2.63%, 6/1/22	25	26
3.35%, 9/15/25	450	507
2.13%, 9/15/26	275	295
3.30%, 4/15/40	2,000	2,245
5.40%, 9/15/40	500	711
5.95%, 4/1/41	405	611
4.88%, 2/15/44	405	551
3.13%, 12/15/49	335	368
Lowe's Cos., Inc.,
3.80%, 11/15/21	500	520
3.12%, 4/15/22	500	520
3.13%, 9/15/24	550	599
4.50%, 4/15/30	1,000	1,227

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Retail - Consumer Discretionary – 0.6%continued
4.65%, 4/15/42	$50	$63
4.25%, 9/15/44	75	88
4.55%, 4/5/49	35	44
5.13%, 4/15/50	2,000	2,729
TJX (The) Cos., Inc.,
2.50%, 5/15/23	205	215
2.25%, 9/15/26	500	534
		18,642
Retail - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	332
4.02%, 4/16/43	56	66
4.50%, 3/15/49	250	350
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	636
Sysco Corp.,
2.60%, 6/12/22	95	98
3.75%, 10/1/25	1,000	1,095
3.30%, 7/15/26	120	128
5.38%, 9/21/35	250	302
		3,007
Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,501
Applied Materials, Inc.,
3.90%, 10/1/25	500	576
5.85%, 6/15/41	100	146
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.65%, 1/15/23	80	83
3.13%, 1/15/25	310	331
3.88%, 1/15/27	2,090	2,258
Broadcom, Inc.,
4.70%, 4/15/25 (3)	2,000	2,253
4.75%, 4/15/29 (3)	1,285	1,459
Intel Corp.,
2.70%, 12/15/22	80	85
3.70%, 7/29/25	815	926
4.00%, 12/15/32	50	61
4.80%, 10/1/41	80	107
3.73%, 12/8/47	578	686
4.75%, 3/25/50	1,000	1,410
3.10%, 2/15/60	475	524
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Semiconductors – 0.5%continued
KLA Corp.,
4.65%, 11/1/24	$300	$344
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	52
NVIDIA Corp.,
3.50%, 4/1/50	1,000	1,142
QUALCOMM, Inc.,
3.45%, 5/20/25	485	541
3.25%, 5/20/27	720	817
4.80%, 5/20/45	795	1,039
Texas Instruments, Inc.,
2.90%, 11/3/27	1,000	1,121
		17,462
Software & Services – 0.9%
Adobe, Inc.,
1.90%, 2/1/25	250	264
2.15%, 2/1/27	265	284
Autodesk, Inc.,
3.50%, 6/15/27	500	564
CA, Inc.,
4.50%, 8/15/23	250	264
Citrix Systems, Inc.,
4.50%, 12/1/27	200	229
DXC Technology Co.,
4.45%, 9/18/22	200	209
Equifax, Inc.,
3.30%, 12/15/22	365	383
IBM Credit LLC,
3.00%, 2/6/23	980	1,043
International Business Machines Corp.,
2.88%, 11/9/22	235	248
3.63%, 2/12/24	170	187
3.00%, 5/15/24	2,000	2,166
7.00%, 10/30/25	385	506
3.45%, 2/19/26	435	492
6.50%, 1/15/28	100	134
1.95%, 5/15/30	715	731
4.00%, 6/20/42	320	385
4.25%, 5/15/49	500	637
Microsoft Corp.,
2.00%, 8/8/23	765	801
3.63%, 12/15/23	335	370
2.88%, 2/6/24	645	695

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Software & Services – 0.9%continued
3.13%, 11/3/25	$130	$146
2.40%, 8/8/26	2,670	2,914
3.30%, 2/6/27	1,375	1,573
4.20%, 11/3/35	40	52
3.50%, 11/15/42	150	181
3.70%, 8/8/46	630	785
2.53%, 6/1/50	870	907
3.95%, 8/8/56	1,178	1,514
2.68%, 6/1/60	723	753
Moody's Corp.,
4.88%, 2/15/24	250	283
Oracle Corp.,
2.50%, 10/15/22	210	220
2.63%, 2/15/23	65	68
2.40%, 9/15/23	30	31
3.40%, 7/8/24	320	350
2.95%, 11/15/24	60	65
2.95%, 5/15/25	885	967
2.65%, 7/15/26	3,100	3,353
3.25%, 11/15/27	1,965	2,212
3.80%, 11/15/37	5	6
5.38%, 7/15/40	590	809
4.13%, 5/15/45	365	436
4.00%, 7/15/46	330	390
3.60%, 4/1/50	1,000	1,113
4.38%, 5/15/55	25	31
3.85%, 4/1/60	1,000	1,170
		30,921
Supermarkets & Pharmacies – 0.1%
Kroger (The) Co.,
2.95%, 11/1/21	660	679
3.40%, 4/15/22	400	417
2.65%, 10/15/26	1,135	1,233
7.50%, 4/1/31	200	291
6.90%, 4/15/38	100	149
5.40%, 7/15/40	400	511
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	406
4.50%, 11/18/34	50	56
4.65%, 6/1/46	635	680
		4,422
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Tobacco – 0.3%
Altria Group, Inc.,
2.85%, 8/9/22	$100	$104
2.95%, 5/2/23	50	53
3.80%, 2/14/24	222	243
4.40%, 2/14/26	400	461
2.63%, 9/16/26	95	101
4.80%, 2/14/29	250	292
4.25%, 8/9/42	575	609
4.50%, 5/2/43	250	269
5.38%, 1/31/44	370	445
5.95%, 2/14/49	220	289
6.20%, 2/14/59	280	373
BAT Capital Corp.,
3.56%, 8/15/27	480	517
4.54%, 8/15/47	435	472
Philip Morris International, Inc.,
2.90%, 11/15/21	300	311
2.50%, 11/2/22	250	261
2.63%, 3/6/23	100	106
3.38%, 8/11/25	250	278
3.88%, 8/21/42	150	171
4.13%, 3/4/43	405	476
4.88%, 11/15/43	100	128
4.25%, 11/10/44	350	423
Reynolds American, Inc.,
4.45%, 6/12/25	1,465	1,651
7.25%, 6/15/37	250	331
6.15%, 9/15/43	65	79
5.85%, 8/15/45	795	977
		9,420
Transportation & Logistics – 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	119
FedEx Corp.,
3.40%, 2/15/28	780	841
3.90%, 2/1/35	100	108
4.10%, 4/15/43	50	52
4.10%, 2/1/45	50	51
4.95%, 10/17/48	1,000	1,160
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	101
United Parcel Service, Inc.,
2.35%, 5/16/22	165	171

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Transportation & Logistics – 0.2%continued
2.50%, 4/1/23	$2,000	$2,101
6.20%, 1/15/38	30	45
3.63%, 10/1/42	105	120
3.40%, 11/15/46	290	313
4.25%, 3/15/49	130	162
		5,344
Travel & Lodging – 0.0%
Marriott International, Inc.,
3.13%, 10/15/21	750	752
3.13%, 2/15/23	150	147
3.13%, 6/15/26	130	126
		1,025
Utilities – 2.1%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	240
3.65%, 4/1/50	500	578
Alabama Power Co.,
6.13%, 5/15/38	50	72
5.50%, 3/15/41	150	199
4.10%, 1/15/42	730	827
3.85%, 12/1/42	60	71
Ameren Illinois Co.,
2.70%, 9/1/22	500	519
3.25%, 3/1/25	500	546
American Water Capital Corp.,
3.40%, 3/1/25	35	39
2.95%, 9/1/27	1,000	1,101
6.59%, 10/15/37	125	186
4.30%, 12/1/42	75	92
4.30%, 9/1/45	500	625
Appalachian Power Co.,
7.00%, 4/1/38	75	112
Arizona Public Service Co.,
4.50%, 4/1/42	230	280
4.70%, 1/15/44	100	123
4.20%, 8/15/48	250	301
Atmos Energy Corp.,
4.15%, 1/15/43	250	304
4.13%, 10/15/44	75	92
Baltimore Gas and Electric Co.,
3.50%, 11/15/21	275	284
2.40%, 8/15/26	130	140
3.75%, 8/15/47	475	550
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	$500	$683
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	108
2.40%, 9/1/26	50	54
3.00%, 2/1/27	150	162
3.55%, 8/1/42	40	45
4.25%, 2/1/49	500	635
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	71
5.85%, 1/15/41	50	66
CMS Energy Corp.,
3.00%, 5/15/26	40	43
3.45%, 8/15/27	500	549
4.88%, 3/1/44	500	649
Commonwealth Edison Co.,
6.45%, 1/15/38	200	300
3.80%, 10/1/42	90	104
4.60%, 8/15/43	100	129
Connecticut Light and Power (The) Co.,
2.50%, 1/15/23	420	437
4.00%, 4/1/48	250	305
Consolidated Edison Co. of New York, Inc.,
3.30%, 12/1/24	185	201
5.30%, 3/1/35	150	203
5.85%, 3/15/36	100	135
6.20%, 6/15/36	200	277
6.75%, 4/1/38	100	148
5.50%, 12/1/39	85	113
5.70%, 6/15/40	450	623
4.20%, 3/15/42	2,763	3,319
3.95%, 3/1/43	120	139
4.45%, 3/15/44	100	121
3.85%, 6/15/46	100	115
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	385
5.10%, 6/1/65	50	74
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,153
5.25%, 8/1/33	250	302
5.95%, 6/15/35	750	988
7.00%, 6/15/38	20	28

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
4.90%, 8/1/41	$35	$44
4.05%, 9/15/42	100	113
DTE Electric Co.,
2.65%, 6/15/22	160	165
6.63%, 6/1/36	200	287
5.70%, 10/1/37	50	67
3.95%, 6/15/42	100	115
4.05%, 5/15/48	500	614
DTE Energy Co.,
6.38%, 4/15/33	50	67
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	150
6.10%, 6/1/37	150	214
6.00%, 1/15/38	35	51
6.05%, 4/15/38	175	256
3.75%, 6/1/45	350	408
Duke Energy Corp.,
3.75%, 4/15/24	100	109
2.65%, 9/1/26	2,000	2,170
3.75%, 9/1/46	120	136
Duke Energy Florida LLC,
6.35%, 9/15/37	340	495
3.40%, 10/1/46	290	323
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	692
6.35%, 8/15/38	25	37
6.45%, 4/1/39	225	334
4.90%, 7/15/43	1,000	1,320
Duke Energy Progress LLC,
4.10%, 3/15/43	200	241
Entergy Arkansas LLC,
3.05%, 6/1/23	250	265
Entergy Louisiana LLC,
5.40%, 11/1/24	150	178
3.05%, 6/1/31	950	1,055
Entergy Texas, Inc.,
4.50%, 3/30/39	250	309
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	323
4.63%, 9/1/43	150	185
Evergy Metro, Inc.,
5.30%, 10/1/41	50	67
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
Evergy, Inc.,
5.29%, 6/15/22	$220	$235
Eversource Energy,
2.80%, 5/1/23	105	110
3.15%, 1/15/25	100	109
3.30%, 1/15/28	165	181
Exelon Corp.,
5.63%, 6/15/35	75	99
5.10%, 6/15/45	100	129
FirstEnergy Corp.,
7.38%, 11/15/31	500	730
Florida Power & Light Co.,
5.65%, 2/1/37	335	471
5.95%, 2/1/38	150	228
5.96%, 4/1/39	250	370
5.69%, 3/1/40	30	44
4.13%, 2/1/42	250	311
4.05%, 6/1/42	100	124
3.99%, 3/1/49	1,000	1,285
Georgia Power Co.,
2.85%, 5/15/22	100	104
2.65%, 9/15/29	910	953
4.30%, 3/15/42	60	70
4.30%, 3/15/43	100	119
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	270
Interstate Power and Light Co.,
4.70%, 10/15/43	50	61
ITC Holdings Corp.,
3.35%, 11/15/27	200	221
MidAmerican Energy Co.,
3.50%, 10/15/24	100	111
4.80%, 9/15/43	100	133
4.40%, 10/15/44	150	190
3.15%, 4/15/50	2,000	2,270
National Fuel Gas Co.,
4.90%, 12/1/21	150	155
3.75%, 3/1/23	250	255
National Grid USA,
5.80%, 4/1/35	425	557
National Rural Utilities Cooperative Finance Corp.,
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	1,098

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
8.00%, 3/1/32	$50	$79
4.30%, 3/15/49	125	160
Nevada Power Co.,
6.65%, 4/1/36	100	142
5.45%, 5/15/41	35	45
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	2,000	2,060
(Variable, ICE LIBOR USD 3M + 2.13%), 2.44%, 6/15/67 (2)	25	19
NiSource, Inc.,
5.95%, 6/15/41	100	137
5.25%, 2/15/43	100	129
4.80%, 2/15/44	580	709
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,503
4.13%, 5/15/44	200	252
NSTAR Electric Co.,
3.50%, 9/15/21	85	87
2.38%, 10/15/22	100	103
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	175
Oklahoma Gas and Electric Co.,
4.55%, 3/15/44	65	75
4.15%, 4/1/47	200	233
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	264
7.25%, 1/15/33	200	306
7.50%, 9/1/38	145	237
PacifiCorp,
2.95%, 2/1/22	100	103
5.25%, 6/15/35	50	69
6.10%, 8/1/36	200	280
5.75%, 4/1/37	540	741
6.25%, 10/15/37	275	400
6.00%, 1/15/39	60	88
4.13%, 1/15/49	50	62
Potomac Electric Power Co.,
3.60%, 3/15/24	150	163
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	1,035	1,095
5.00%, 3/15/44	100	118
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	511
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
6.25%, 5/15/39	$275	$406
5.20%, 7/15/41	35	46
4.13%, 6/15/44	100	121
Progress Energy, Inc.,
7.75%, 3/1/31	50	72
PSEG Power LLC,
8.63%, 4/15/31	565	793
Public Service Co. of Colorado,
2.25%, 9/15/22	100	103
2.50%, 3/15/23	150	156
Public Service Co. of Oklahoma,
6.63%, 11/15/37	125	170
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	546
5.38%, 11/1/39	250	347
3.95%, 5/1/42	50	60
3.65%, 9/1/42	30	35
Puget Energy, Inc.,
3.65%, 5/15/25	500	534
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	33
6.27%, 3/15/37	75	105
5.64%, 4/15/41	340	467
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	216
6.13%, 9/15/37	50	67
4.50%, 8/15/40	150	185
4.30%, 4/1/42	150	176
Sempra Energy,
2.88%, 10/1/22	60	62
2.90%, 2/1/23	500	522
3.55%, 6/15/24	250	269
3.25%, 6/15/27	150	164
6.00%, 10/15/39	250	345
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	172
Southern (The) Co.,
4.40%, 7/1/46	2,000	2,373
Southern California Edison Co.,
2.40%, 2/1/22	180	183
6.65%, 4/1/29	300	372
6.00%, 1/15/34	100	135

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
5.35%, 7/15/35	$586	$765
5.55%, 1/15/37	275	349
6.05%, 3/15/39	50	67
5.50%, 3/15/40	150	196
3.90%, 3/15/43	150	166
4.13%, 3/1/48	90	105
Southern California Gas Co.,
5.75%, 11/15/35	150	204
3.75%, 9/15/42	250	281
4.30%, 1/15/49	125	159
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	950	976
5.88%, 3/15/41	600	797
4.40%, 5/30/47	250	297
Southern Power Co.,
5.25%, 7/15/43	60	68
Southwest Gas Corp.,
3.80%, 9/29/46	250	272
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	155
2.75%, 10/1/26	130	138
4.10%, 9/15/28	250	284
6.20%, 3/15/40	200	275
Southwestern Public Service Co.,
6.00%, 10/1/36	100	134
Tampa Electric Co.,
2.60%, 9/15/22	220	224
4.10%, 6/15/42	50	60
Union Electric Co.,
3.90%, 9/15/42	50	58
4.00%, 4/1/48	250	306
Virginia Electric and Power Co.,
2.95%, 1/15/22	95	98
6.00%, 1/15/36	37	51
6.00%, 5/15/37	15	21
8.88%, 11/15/38	300	539
4.65%, 8/15/43	150	191
4.45%, 2/15/44	75	94
3.80%, 9/15/47	125	146
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	207
Wisconsin Power and Light Co.,
2.25%, 11/15/22	300	307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Utilities – 2.1%continued
4.10%, 10/15/44	$100	$114
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	127
Xcel Energy, Inc.,
6.50%, 7/1/36	100	145
		69,839
Waste & Environment Services & Equipment – 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	500	531
3.55%, 6/1/22	100	105
3.20%, 3/15/25	290	318
3.38%, 11/15/27	556	624
Waste Management, Inc.,
2.90%, 9/15/22	110	115
2.95%, 6/15/24	106	108
3.13%, 3/1/25	1,000	1,091
3.90%, 3/1/35	125	148
4.10%, 3/1/45	500	598
		3,638
Wireless Telecommunications Services – 0.9%
AT&T, Inc.,
3.90%, 3/11/24	30	33
3.40%, 5/15/25	835	918
3.60%, 7/15/25	215	239
7.13%, 3/15/26	435	558
3.80%, 2/15/27	1,045	1,177
4.10%, 2/15/28	1,526	1,746
4.30%, 2/15/30	3,235	3,791
6.35%, 3/15/40	455	633
5.35%, 9/1/40	153	192
6.38%, 3/1/41	385	545
6.25%, 3/29/41	175	240
5.55%, 8/15/41	90	116
5.38%, 10/15/41	500	627
5.15%, 3/15/42	55	69
5.35%, 12/15/43	1,135	1,432
4.35%, 6/15/45	165	186
4.75%, 5/15/46	120	144
5.15%, 11/15/46	1,292	1,600
4.50%, 3/9/48	2,000	2,364
5.30%, 8/15/58	200	260
T-Mobile USA, Inc.,
3.88%, 4/15/30 (3)	1,000	1,113

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.9% continued
Wireless Telecommunications Services – 0.9%continued
4.50%, 4/15/50 (3)	$2,000	$2,380
Verizon Communications, Inc.,
4.15%, 3/15/24	385	428
2.63%, 8/15/26	1,635	1,779
4.33%, 9/21/28	2,190	2,636
4.02%, 12/3/29	810	966
5.25%, 3/16/37	80	107
5.50%, 3/16/47	1,155	1,711
4.52%, 9/15/48	2,000	2,646
		30,636
Total Corporate Bonds
(Cost $692,720)		759,197

FOREIGN ISSUER BONDS – 7.2%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	162
Auto Parts Manufacturing – 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	1,104
Banks – 0.7%
Australia & New Zealand Banking Group Ltd.,
2.55%, 11/23/21	250	258
BPCE S.A.,
4.00%, 4/15/24	250	277
Cooperatieve Rabobank U.A.,
3.88%, 2/8/22	1,750	1,847
3.95%, 11/9/22	250	265
2.75%, 1/10/23	1,000	1,053
3.38%, 5/21/25	500	558
5.75%, 12/1/43	250	360
Credit Suisse A.G.,
3.00%, 10/29/21	1,250	1,292
3.63%, 9/9/24	750	828
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	747
4.88%, 5/15/45	500	667
Deutsche Bank A.G.,
4.25%, 10/14/21	2,000	2,052
ING Groep N.V.,
3.15%, 3/29/22	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Banks – 0.7%continued
Lloyds Banking Group PLC,
3.00%, 1/11/22	$675	$698
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (4)	105	109
4.58%, 12/10/25	2,095	2,326
4.34%, 1/9/48	500	584
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,059
3.38%, 1/14/26	1,000	1,121
Santander UK Group Holdings PLC,
2.88%, 8/5/21	408	417
Santander UK PLC,
4.00%, 3/13/24	250	275
Skandinaviska Enskilda Banken AB,
1.88%, 9/13/21	980	996
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	221
3.65%, 7/23/25	500	557
Svenska Handelsbanken AB,
1.88%, 9/7/21	275	280
3.90%, 11/20/23	250	277
Toronto-Dominion Bank (The),
3.25%, 3/11/24	500	544
Westpac Banking Corp.,
2.00%, 8/19/21	250	255
2.85%, 5/13/26	1,000	1,101
2.70%, 8/19/26	1,000	1,093
3.35%, 3/8/27	500	567
		23,204
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	738
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	201
5.25%, 7/15/43	565	680
LYB International Finance II B.V.,
3.50%, 3/2/27	250	272
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	39
Nutrien Ltd.,
3.15%, 10/1/22	200	207
3.00%, 4/1/25	180	193

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Chemicals – 0.1%continued
7.13%, 5/23/36	$100	$131
5.88%, 12/1/36	50	61
5.63%, 12/1/40	250	306
6.13%, 1/15/41	100	129
		2,219
Commercial Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.95%, 2/1/22	250	250
3.50%, 1/15/25	389	365
		615
Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	616
Diversified Banks – 1.1%
Banco Santander S.A.,
3.31%, 6/27/29	1,600	1,727
Bank of Montreal,
2.90%, 3/26/22	500	521
2.35%, 9/11/22	1,000	1,045
2.55%, 11/6/22	300	314
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	1,094
Barclays PLC,
3.68%, 1/10/23	250	259
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 2/15/23 (4)	2,000	2,106
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (4)	800	862
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (4)	705	762
4.38%, 1/12/26	355	400
5.20%, 5/12/26	345	384
5.25%, 8/17/45	730	975
BNP Paribas S.A.,
3.25%, 3/3/23	250	269
HSBC Holdings PLC,
2.65%, 1/5/22	2,000	2,061
4.88%, 1/14/22	500	532
4.30%, 3/8/26	2,000	2,258
6.50%, 9/15/37	300	409
6.80%, 6/1/38	150	211
5.25%, 3/14/44	1,000	1,262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Diversified Banks – 1.1%continued
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	$1,000	$1,032
2.19%, 9/13/21	453	461
2.19%, 2/25/25	2,000	2,067
3.29%, 7/25/27	750	822
3.74%, 3/7/29	1,500	1,709
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	479
2.60%, 9/11/22	200	208
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (4)	1,000	1,037
Royal Bank of Canada,
3.70%, 10/5/23	500	546
4.65%, 1/27/26	600	699
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	395	431
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (4)	500	543
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (4)	250	272
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (4)	2,000	2,355
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	503
2.70%, 7/16/24	2,000	2,119
2.63%, 7/14/26	1,000	1,065
3.54%, 1/17/28	1,250	1,394
		35,193
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	215	243
5.13%, 9/14/45	35	42
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	130
7.13%, 10/1/37	50	76
		491
Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	458
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,817
7.20%, 1/15/32	15	18
6.45%, 6/30/33	135	163

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Exploration & Production – 0.1%continued
6.75%, 2/1/39	$200	$243
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	261
Nexen, Inc.,
7.88%, 3/15/32	75	113
5.88%, 3/10/35	210	291
6.40%, 5/15/37	390	551
		3,915
Financial Services – 0.1%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	2,268
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	205	215
4.42%, 11/15/35	1,000	1,017
Invesco Finance PLC,
4.00%, 1/30/24	100	108
3.75%, 1/15/26	1,000	1,095
		4,703
Food & Beverage – 0.0%
Coca-Cola European Partners PLC,
3.25%, 8/19/21	500	509
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	202
Diageo Capital PLC,
3.88%, 4/29/43	175	212
		923
Government Agencies – 0.0%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,598
Government Development Banks – 0.8%
Export Development Canada,
2.75%, 3/15/23	1,000	1,064
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	1,085
Japan Bank for International Cooperation,
2.38%, 11/16/22	1,000	1,044
2.50%, 5/23/24	2,000	2,143
2.75%, 11/16/27	2,000	2,260
3.50%, 10/31/28	750	899
Korea Development Bank (The),
3.00%, 9/14/22	215	225
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Government Development Banks – 0.8%continued
3.38%, 3/12/23	$300	$321
Kreditanstalt fuer Wiederaufbau,
2.63%, 1/25/22	900	933
2.13%, 6/15/22	1,000	1,037
2.00%, 10/4/22	250	260
2.13%, 1/17/23	1,000	1,047
2.63%, 2/28/24	1,000	1,083
1.38%, 8/5/24	3,000	3,121
2.00%, 5/2/25	1,500	1,610
2.88%, 4/3/28	1,215	1,412
0.00%, 4/18/36 (9)	500	403
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	1,069
2.38%, 6/10/25	1,000	1,091
Oesterreichische Kontrollbank A.G.,
2.38%, 10/1/21	1,000	1,026
Svensk Exportkredit AB,
0.75%, 4/6/23	2,000	2,015
		25,148
Government Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,178
Province of British Columbia Canada,
2.65%, 9/22/21	150	154
2.00%, 10/23/22	300	311
7.25%, 9/1/36	175	302
Province of Manitoba Canada,
2.10%, 9/6/22	100	103
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	404
Province of Ontario Canada,
2.45%, 6/29/22	500	520
3.40%, 10/17/23	2,000	2,188
3.20%, 5/16/24	4,000	4,393
2.50%, 4/27/26	500	546
Province of Quebec Canada,
2.75%, 8/25/21	100	103
2.63%, 2/13/23	875	924
7.50%, 7/15/23	300	361
7.13%, 2/9/24	100	123
2.50%, 4/9/24	91	98
2.88%, 10/16/24	250	274
7.50%, 9/15/29	375	577

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Government Regional – 0.4%continued
Province of Saskatchewan Canada,
8.50%, 7/15/22	$200	$232
		13,791
Hardware – 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	187	203
4.09%, 6/1/29 (3)	201	210
5.75%, 12/1/34	142	157
		570
Integrated Oils – 0.5%
BP Capital Markets PLC,
3.99%, 9/26/23	30	33
3.28%, 9/19/27	595	647
CNOOC Finance 2014 ULC,
4.25%, 4/30/24	300	330
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	1,002
Equinor ASA,
2.75%, 11/10/21	145	149
2.45%, 1/17/23	280	293
7.75%, 6/15/23	350	416
3.25%, 11/10/24	125	139
3.13%, 4/6/30	2,000	2,206
2.38%, 5/22/30	370	384
4.25%, 11/23/41	350	416
Husky Energy, Inc.,
4.40%, 4/15/29	85	85
Shell International Finance B.V.,
2.25%, 1/6/23	345	359
2.88%, 5/10/26	100	110
2.50%, 9/12/26	1,335	1,437
2.38%, 11/7/29	25	26
4.13%, 5/11/35	1,010	1,220
5.50%, 3/25/40	225	319
3.63%, 8/21/42	200	219
4.55%, 8/12/43	60	75
4.38%, 5/11/45	390	480
3.75%, 9/12/46	230	259
3.13%, 11/7/49	290	305
Suncor Energy, Inc.,
7.15%, 2/1/32	200	255
5.95%, 12/1/34	50	61
5.95%, 5/15/35	430	510
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Integrated Oils – 0.5%continued
6.80%, 5/15/38	$130	$168
Total Capital International S.A.,
2.88%, 2/17/22	200	207
3.70%, 1/15/24	415	458
3.75%, 4/10/24	330	365
2.83%, 1/10/30	2,000	2,173
		15,106
Internet Media – 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	208
Life Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	109
Machinery Manufacturing – 0.0%
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	273
4.65%, 11/1/44	35	42
		315
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	2,128
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	341
5.00%, 3/15/42	100	129
		2,598
Metals & Mining – 0.0%
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	735
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	145
5.75%, 6/1/35	100	144
Rio Tinto Finance USA PLC,
4.75%, 3/22/42	150	201
4.13%, 8/21/42	300	376
		1,601
Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	100	111
6.45%, 9/15/37	450	684
4.00%, 9/18/42	250	305

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Pharmaceuticals – 0.1%continued
Mylan N.V.,
3.95%, 6/15/26	$285	$319
Sanofi,
3.63%, 6/19/28	250	294
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	1,020
2.88%, 9/23/23	250	265
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	334
		3,332
Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	40	45
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	200	262
6.20%, 10/15/37	445	595
4.75%, 5/15/38	1,003	1,180
6.10%, 6/1/40	375	491
(Variable, ICE LIBOR USD 3M + 2.21%), 2.60%, 5/15/67 (2)	100	68
		2,641
Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	543
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	524
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	283
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/28	250	268
XLIT Ltd.,
4.45%, 3/31/25	210	237
5.25%, 12/15/43	250	335
		2,190
Railroad – 0.1%
Canadian National Railway Co.,
2.85%, 12/15/21	85	87
2.75%, 3/1/26	250	274
6.90%, 7/15/28	25	34
6.25%, 8/1/34	15	22
6.20%, 6/1/36	40	59
6.38%, 11/15/37	20	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Railroad – 0.1%continued
3.50%, 11/15/42	$150	$167
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	1,035
		1,708
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	372
4.40%, 12/6/57	2,000	2,570
		2,942
Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	186
5.65%, 11/23/43	285	386
		572
Sovereigns – 1.1%
Canada Government International Bond,
2.00%, 11/15/22	500	521
Chile Government International Bond,
3.25%, 9/14/21	400	412
3.13%, 1/21/26	500	546
3.63%, 10/30/42	200	226
Colombia Government International Bond,
4.38%, 7/12/21	1,000	1,026
4.50%, 1/28/26	500	541
7.38%, 9/18/37	350	480
6.13%, 1/18/41	250	312
5.63%, 2/26/44	500	600
5.00%, 6/15/45	1,500	1,699
Hungary Government International Bond,
5.38%, 3/25/24	390	442
Indonesia Government International Bond,
3.50%, 1/11/28	500	532
5.35%, 2/11/49	1,000	1,295
Israel Government International Bond,
4.00%, 6/30/22	250	266
4.50%, 1/30/43	200	258
3.88%, 7/3/50	1,500	1,780
Korea International Bond,
3.88%, 9/11/23	200	219

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Sovereigns – 1.1%continued
2.75%, 1/19/27	$200	$218
3.50%, 9/20/28	500	584
Mexico Government International Bond,
4.00%, 10/2/23	150	160
3.75%, 1/11/28	1,000	1,040
3.25%, 4/16/30	2,000	1,982
7.50%, 4/8/33	100	135
6.75%, 9/27/34	750	985
6.05%, 1/11/40	820	1,000
4.75%, 3/8/44	1,000	1,060
5.55%, 1/21/45	500	589
4.60%, 1/23/46	500	515
4.35%, 1/15/47	500	500
Panama Government International Bond,
4.00%, 9/22/24	575	625
3.75%, 3/16/25	500	541
3.88%, 3/17/28	500	562
6.70%, 1/26/36	550	791
4.50%, 5/15/47	250	306
Peruvian Government International Bond,
7.35%, 7/21/25	500	636
6.55%, 3/14/37	500	761
5.63%, 11/18/50	600	947
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,087
10.63%, 3/16/25	500	699
5.50%, 3/30/26	200	239
7.75%, 1/14/31	500	747
6.38%, 10/23/34	500	719
5.00%, 1/13/37	500	643
3.70%, 2/2/42	500	571
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	1,990
5.38%, 6/15/33	175	218
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,000	1,059
4.00%, 1/22/24	150	166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Sovereigns – 1.1%continued
Uruguay Government International Bond,
7.63%, 3/21/36	$250	$379
4.13%, 11/20/45	400	460
5.10%, 6/18/50	750	968
		35,037
Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	157
Supranationals – 1.4%
African Development Bank,
1.25%, 7/26/21	500	505
3.00%, 9/20/23	750	813
Asian Development Bank,
2.13%, 11/24/21	100	103
0.63%, 4/7/22	2,000	2,013
2.50%, 11/2/27	500	563
1.88%, 1/24/30	5,000	5,451
Corp. Andina de Fomento,
4.38%, 6/15/22	613	649
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	532
European Investment Bank,
2.13%, 10/15/21	200	205
2.25%, 3/15/22	250	258
2.50%, 3/15/23	2,500	2,650
3.25%, 1/29/24	250	276
2.63%, 3/15/24	2,000	2,167
2.25%, 6/24/24	2,000	2,149
2.50%, 10/15/24	1,000	1,089
2.13%, 4/13/26	1,500	1,636
4.88%, 2/15/36	200	304
Inter-American Development Bank,
1.25%, 9/14/21	550	556
1.75%, 9/14/22	400	413
2.50%, 1/18/23	5,000	5,278
3.00%, 2/21/24	150	165
2.13%, 1/15/25	500	537
2.00%, 6/2/26	1,000	1,082
3.13%, 9/18/28	1,000	1,182
3.88%, 10/28/41	200	279

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Supranationals – 1.4%continued
International Bank for Reconstruction & Development,
2.75%, 7/23/21	$4,000	$4,106
1.38%, 9/20/21	2,000	2,027
2.00%, 1/26/22	235	241
1.63%, 2/10/22	1,000	1,022
2.50%, 11/25/24	600	654
2.13%, 3/3/25	700	754
0.63%, 4/22/25	3,000	3,024
2.50%, 7/29/25	500	550
4.75%, 2/15/35	25	38
International Finance Corp.,
1.13%, 7/20/21	1,000	1,008
Nordic Investment Bank,
2.25%, 5/21/24	1,000	1,070
		45,349
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	305
6.13%, 11/15/37	505	708
Orange S.A.,
9.00%, 3/1/31	610	995
Rogers Communications, Inc.,
3.00%, 3/15/23	80	85
3.63%, 12/15/25	1,000	1,134
4.50%, 3/15/43	45	53
5.45%, 10/1/43	130	173
Vodafone Group PLC,
3.75%, 1/16/24	420	459
4.13%, 5/30/25	895	1,015
7.88%, 2/15/30	15	22
6.15%, 2/27/37	1,065	1,491
4.38%, 2/19/43	95	111
5.25%, 5/30/48	135	176
		6,727
Wireline Telecommunications Services – 0.1%
British Telecommunications PLC,
9.63%, 12/15/30	100	163
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	626
Telefonica Emisiones S.A.,
4.57%, 4/27/23	240	263
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.2% continued
Wireline Telecommunications Services – 0.1%continued
4.10%, 3/8/27	$1,010	$1,153
5.21%, 3/8/47	150	187
4.90%, 3/6/48	80	96
5.52%, 3/1/49	500	658
		3,146
Total Foreign Issuer Bonds
(Cost $222,578)		238,728

U.S. GOVERNMENT AGENCIES – 29.0%(10)
Fannie Mae – 11.5%
2.25%, 4/12/22	3,000	3,110
2.88%, 9/12/23	1,500	1,626
1.75%, 7/2/24	2,000	2,111
2.63%, 9/6/24	1,000	1,095
0.50%, 6/17/25	3,000	3,001
2.13%, 4/24/26	1,000	1,090
7.13%, 1/15/30	1,500	2,326
6.63%, 11/15/30	200	310
5.63%, 7/15/37	500	806
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	133	136
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	82	84
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	53	54
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	83	85
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	105	107
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	153	163
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.62%, 3/25/23(1) (2)	86	89
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	72	74

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	$95	$103
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	253	274
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	160
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.92%, 4/25/25(1) (2)	500	537
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	240	258
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	99	107
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	107
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	270
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	237	245
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	106
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(1) (2)	100	108
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	140
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.97%, 11/25/27(1) (2)	250	279
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.89%, 2/25/27(1) (2)	100	110
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.67%, 12/25/26(1) (2)	150	164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.30%, 4/25/29(1) (2)	$125	$143
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	335
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.08%, 12/25/27(1) (2)	250	280
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.50%, 7/25/28(1) (2)	200	230
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.78%, 8/25/30(1) (2)	110	132
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.82%, 9/25/30(1) (2)	200	239
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(1) (2)	125	139
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.19%, 2/25/30(1) (2)	100	114
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.15%, 3/25/28(1) (2)	100	113
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.44%, 6/25/28(1) (2)	100	114
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.67%, 9/25/28(1) (2)	250	293
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	219
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	179
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	229
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 4/25/29	200	221

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	$150	$162
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	514
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	515
Federal National Mortgage Association,
0.25%, 5/22/23	3,000	2,997
Pool #256792,
6.50%, 6/1/22	6	6
Pool #256925,
6.00%, 10/1/37	13	15
Pool #256959,
6.00%, 11/1/37	80	93
Pool #257042,
6.50%, 1/1/38	167	196
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	22	24
Pool #707791,
5.00%, 6/1/33	82	94
Pool #725425,
5.50%, 4/1/34	32	37
Pool #730811,
4.50%, 8/1/33	75	82
Pool #735222,
5.00%, 2/1/35	19	22
Pool #735358,
5.50%, 2/1/35	77	88
Pool #735502,
6.00%, 4/1/35	11	13
Pool #737853,
5.00%, 9/1/33	172	197
Pool #745336,
5.00%, 3/1/36	392	451
Pool #745418,
5.50%, 4/1/36	28	33
Pool #745754,
5.00%, 9/1/34	226	259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #745826,
6.00%, 7/1/36	$95	$110
Pool #747383,
5.50%, 10/1/33	61	67
Pool #755632,
5.00%, 4/1/34	58	66
Pool #772730,
5.00%, 4/1/34	70	80
Pool #790406,
6.00%, 9/1/34	41	48
Pool #793666,
5.50%, 9/1/34	45	50
Pool #796250,
5.50%, 11/1/34	39	45
Pool #800471,
5.50%, 10/1/34	160	184
Pool #817795,
6.00%, 8/1/36	21	23
Pool #826057,
5.00%, 7/1/35	49	57
Pool #826585,
5.00%, 8/1/35	85	98
Pool #828523,
5.00%, 7/1/35	35	40
Pool #831676,
6.50%, 8/1/36	12	14
Pool #832628,
5.50%, 9/1/20(11)	—	—
Pool #833067,
5.50%, 9/1/35	123	141
Pool #833163,
5.00%, 9/1/35	53	60
Pool #840577,
5.00%, 10/1/20(11)	—	—
Pool #844909,
4.50%, 10/1/20(11)	—	—
Pool #845425,
6.00%, 2/1/36	46	52
Pool #847921,
5.50%, 11/1/20	4	4
Pool #864435,
4.50%, 12/1/20	3	3

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #868435,
6.00%, 4/1/36	$99	$116
Pool #869710,
6.00%, 4/1/36	32	36
Pool #871135,
6.00%, 1/1/37	32	36
Pool #880505,
6.00%, 8/1/21	1	1
Pool #881818,
6.50%, 8/1/36	84	101
Pool #885769,
6.00%, 6/1/36	5	6
Pool #885866,
6.00%, 6/1/36	72	82
Pool #888100,
5.50%, 9/1/36	133	152
Pool #888152,
5.00%, 5/1/21(11)	—	—
Pool #888205,
6.50%, 2/1/37	29	35
Pool #888447,
4.00%, 5/1/21(11)	—	—
Pool #889224,
5.50%, 1/1/37	147	169
Pool #889390,
6.00%, 3/1/23	7	7
Pool #889401,
6.00%, 3/1/38	66	77
Pool #889415,
6.00%, 5/1/37	290	339
Pool #889579,
6.00%, 5/1/38	136	159
Pool #889630,
6.50%, 3/1/38	18	20
Pool #889970,
5.00%, 12/1/36	108	124
Pool #890234,
6.00%, 10/1/38	65	75
Pool #890329,
4.00%, 4/1/26	582	616
Pool #890339,
5.00%, 9/1/20(11)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #890796,
3.50%, 12/1/45	$2,574	$2,769
Pool #893363,
5.00%, 6/1/36	36	41
Pool #893366,
5.00%, 4/1/35	50	57
Pool #898417,
6.00%, 10/1/36	17	20
Pool #899079,
5.00%, 3/1/37	36	41
Pool #902414,
5.50%, 11/1/36	75	86
Pool #906090,
5.50%, 1/1/37	89	101
Pool #910147,
5.00%, 3/1/22	7	7
Pool #912414,
4.50%, 1/1/22	8	8
Pool #918515,
5.00%, 6/1/37	48	54
Pool #923123,
5.00%, 4/1/36	9	10
Pool #923166,
7.50%, 1/1/37	6	6
Pool #928261,
4.50%, 3/1/36	60	65
Pool #928584,
6.50%, 8/1/37	208	241
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	8	9
Pool #930606,
4.00%, 2/1/39	377	413
Pool #931195,
4.50%, 5/1/24	55	58
Pool #932023,
5.00%, 1/1/38	57	65
Pool #932741,
4.50%, 4/1/40	272	306
Pool #934466,
5.50%, 9/1/23	22	23

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #940623,
5.50%, 8/1/37	$20	$22
Pool #943388,
6.00%, 6/1/37	126	147
Pool #943617,
6.00%, 8/1/37	53	62
Pool #945876,
5.50%, 8/1/37	5	6
Pool #947216,
6.00%, 10/1/37	37	43
Pool #949391,
5.50%, 8/1/22	1	1
Pool #953018,
6.50%, 10/1/37	48	55
Pool #953910,
6.00%, 11/1/37	31	36
Pool #955771,
6.50%, 10/1/37	36	40
Pool #959604,
6.50%, 11/1/37	8	9
Pool #959880,
5.50%, 11/1/37	15	17
Pool #962687,
5.00%, 4/1/38	79	91
Pool #963735,
4.50%, 6/1/23	24	25
Pool #965389,
6.00%, 10/1/23	17	17
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	26	29
Pool #969632,
6.50%, 1/1/38	17	19
Pool #970013,
4.50%, 6/1/38	75	81
Pool #972452,
5.50%, 3/1/38	111	127
Pool #975365,
5.00%, 6/1/23	11	11
Pool #976963,
5.50%, 2/1/38	927	1,064
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #981704,
5.00%, 6/1/23	$37	$39
Pool #981854,
5.50%, 7/1/38	42	48
Pool #984075,
4.50%, 6/1/23	11	11
Pool #986760,
5.50%, 7/1/38	211	240
Pool #987115,
5.50%, 9/1/23	6	7
Pool #992472,
6.00%, 10/1/38	9	10
Pool #992491,
4.50%, 10/1/23	16	17
Pool #993055,
5.50%, 12/1/38	12	13
Pool #995018,
5.50%, 6/1/38	46	53
Pool #995203,
5.00%, 7/1/35	323	371
Pool #995266,
5.00%, 12/1/23	94	99
Pool #995879,
6.00%, 4/1/39	63	74
Pool #AA0649,
5.00%, 12/1/38	208	239
Pool #AA2939,
4.50%, 4/1/39	383	429
Pool #AA4482,
4.00%, 4/1/39	311	342
Pool #AA4562,
4.50%, 9/1/39	363	408
Pool #AA8978,
4.50%, 7/1/39	98	110
Pool #AA9357,
4.50%, 8/1/39	301	335
Pool #AB1048,
4.50%, 5/1/40	440	487
Pool #AB2067,
3.50%, 1/1/41	670	733
Pool #AB2092,
4.00%, 1/1/41	348	383

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AB2272,
4.50%, 2/1/41	$467	$531
Pool #AB2693,
4.50%, 4/1/41	329	367
Pool #AB2768,
4.50%, 4/1/41	375	420
Pool #AB3035,
5.00%, 5/1/41	533	612
Pool #AB3246,
5.00%, 7/1/41	122	140
Pool #AB4057,
4.00%, 12/1/41	1,272	1,398
Pool #AB4293,
3.50%, 1/1/42	813	879
Pool #AB5049,
4.00%, 4/1/42	1,304	1,433
Pool #AB6016,
3.50%, 8/1/42	592	640
Pool #AB6293,
3.50%, 9/1/27	787	833
Pool #AB6472,
2.00%, 10/1/27	353	369
Pool #AB7076,
3.00%, 11/1/42	1,961	2,101
Pool #AB7503,
3.00%, 1/1/43	863	924
Pool #AB7733,
3.00%, 1/1/43	1,788	1,915
Pool #AB8787,
2.00%, 3/1/28	768	798
Pool #AB9019,
3.00%, 4/1/43	752	806
Pool #AB9136,
2.50%, 4/1/43	86	91
Pool #AB9363,
3.50%, 5/1/43	2,008	2,183
Pool #AB9990,
3.00%, 7/1/33	170	181
Pool #AC2947,
5.50%, 9/1/39	353	391
Pool #AC2969,
5.00%, 9/1/39	1,331	1,530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AC3263,
4.50%, 9/1/29	$115	$126
Pool #AC3312,
4.50%, 10/1/39	685	761
Pool #AC4861,
4.50%, 11/1/24	119	125
Pool #AC5040,
4.00%, 10/1/24	69	73
Pool #AC6118,
4.50%, 11/1/39	178	198
Pool #AC6742,
4.50%, 1/1/40	731	819
Pool #AC8518,
5.00%, 12/1/39	270	310
Pool #AC9581,
5.50%, 1/1/40	674	760
Pool #AD0119,
6.00%, 7/1/38	171	199
Pool #AD0585,
4.50%, 12/1/39	360	407
Pool #AD0639,
6.00%, 12/1/38	54	63
Pool #AD0969,
5.50%, 8/1/37	238	273
Pool #AD5241,
4.50%, 7/1/40	192	213
Pool #AD5525,
5.00%, 6/1/40	262	301
Pool #AD5556,
4.00%, 6/1/25	54	58
Pool #AD7859,
5.00%, 6/1/40	165	189
Pool #AE0949,
4.00%, 2/1/41	750	823
Pool #AE0971,
4.00%, 5/1/25	44	46
Pool #AE0981,
3.50%, 3/1/41	596	645
Pool #AE1807,
4.00%, 10/1/40	905	989
Pool #AE3873,
4.50%, 10/1/40	143	159

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AE5436,
4.50%, 10/1/40	$180	$201
Pool #AE7758,
3.50%, 11/1/25	100	105
Pool #AH0525,
4.00%, 12/1/40	827	908
Pool #AH1295,
3.50%, 1/1/26	209	219
Pool #AH3226,
5.00%, 2/1/41	62	71
Pool #AH4158,
4.00%, 1/1/41	138	152
Pool #AH4450,
3.00%, 1/1/26	112	118
Pool #AH5573,
4.00%, 2/1/41	678	749
Pool #AH5614,
3.50%, 2/1/26	196	206
Pool #AH8854,
4.50%, 4/1/41	219	244
Pool #AI1247,
4.00%, 4/1/26	95	101
Pool #AI3470,
4.50%, 6/1/41	258	283
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.11% Cap), 4.05%, 9/1/41(2)	8	8
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.88% Cap), 3.93%, 11/1/41(2)	10	10
Pool #AI5603,
4.50%, 7/1/41	168	187
Pool #AI7743,
4.00%, 8/1/41	156	171
Pool #AI9137,
2.50%, 11/1/27	997	1,047
Pool #AI9555,
4.00%, 9/1/41	400	438
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.96% Cap), 3.94%, 11/1/41(2)	15	15
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.03% Cap), 3.68%, 10/1/41(2)	$14	$14
Pool #AJ4093,
3.50%, 10/1/26	50	52
Pool #AJ4408,
4.50%, 10/1/41	100	111
Pool #AJ6086,
3.00%, 12/1/26	157	165
Pool #AJ9152,
3.50%, 12/1/26	654	688
Pool #AJ9218,
4.00%, 2/1/42	599	658
Pool #AJ9326,
3.50%, 1/1/42	978	1,080
Pool #AJ9355,
3.00%, 1/1/27	351	369
Pool #AK4813,
3.50%, 3/1/42	411	445
Pool #AK4945,
3.50%, 2/1/42	432	468
Pool #AK7766,
2.50%, 3/1/27	426	447
Pool #AK9444,
4.00%, 3/1/42	135	148
Pool #AL0442,
5.50%, 6/1/40	71	81
Pool #AL0766,
4.00%, 9/1/41	927	1,025
Pool #AL1449,
4.00%, 1/1/42	1,048	1,152
Pool #AL1849,
6.00%, 2/1/39	286	334
Pool #AL1939,
3.50%, 6/1/42	1,058	1,157
Pool #AL2243,
4.00%, 3/1/42	962	1,056
Pool #AL2303,
4.50%, 6/1/26	77	82
Pool #AL2326,
4.50%, 4/1/42	1,830	2,036

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 7.70% Cap), 4.36%, 8/1/42(2)	$58	$60
Pool #AL2438,
3.00%, 9/1/27	828	876
Pool #AL2893,
3.50%, 12/1/42	2,469	2,724
Pool #AL3396,
2.50%, 3/1/28	396	422
Pool #AL3803,
3.00%, 6/1/28	728	766
Pool #AL4408,
4.50%, 11/1/43	1,128	1,264
Pool #AL4462,
2.50%, 6/1/28	729	765
Pool #AL4908,
4.00%, 2/1/44	857	947
Pool #AL5167,
3.50%, 1/1/34	225	241
Pool #AL5254,
3.00%, 11/1/27	506	533
Pool #AL5377,
4.00%, 6/1/44	2,492	2,776
Pool #AL5734,
3.50%, 9/1/29	700	748
Pool #AL5785,
4.00%, 9/1/44	1,374	1,540
Pool #AL6488,
3.50%, 8/1/43	514	562
Pool #AL7807,
3.00%, 11/1/30	1,894	2,021
Pool #AL8469,
3.50%, 4/1/31	334	357
Pool #AL8908,
3.00%, 8/1/46	727	786
Pool #AL8951,
3.00%, 8/1/46	686	733
Pool #AL9582,
3.00%, 12/1/31	869	920
Pool #AO0752,
3.00%, 4/1/42	563	603
Pool #AO0800,
3.00%, 4/1/27	338	356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AO2973,
3.50%, 5/1/42	$1,236	$1,372
Pool #AO4136,
3.50%, 6/1/42	731	791
Pool #AO7970,
2.50%, 6/1/27	226	240
Pool #AO8031,
3.50%, 7/1/42	2,046	2,215
Pool #AO8629,
3.50%, 7/1/42	335	362
Pool #AP6273,
3.00%, 10/1/42	587	629
Pool #AQ6784,
3.50%, 12/1/42	625	676
Pool #AQ8185,
2.50%, 1/1/28	146	153
Pool #AQ8647,
3.50%, 12/1/42	953	1,032
Pool #AR1706,
2.50%, 1/1/28	2,163	2,270
Pool #AR3054,
3.00%, 1/1/28	534	566
Pool #AR3792,
3.00%, 2/1/43	476	510
Pool #AR8151,
3.00%, 3/1/43	1,032	1,105
Pool #AR9188,
2.50%, 3/1/43	132	140
Pool #AR9582,
3.00%, 3/1/43	339	369
Pool #AS0018,
3.00%, 7/1/43	2,162	2,317
Pool #AS0275,
3.00%, 8/1/33	218	233
Pool #AS3294,
4.00%, 9/1/44	1,476	1,603
Pool #AS3600,
3.00%, 10/1/29	1,181	1,254
Pool #AS3657,
4.50%, 10/1/44	847	925
Pool #AS4085,
4.00%, 12/1/44	462	517

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AS4306,
3.00%, 1/1/45	$872	$927
Pool #AS4458,
3.50%, 2/1/45	2,839	3,085
Pool #AS4715,
3.00%, 4/1/45	818	875
Pool #AS5090,
2.50%, 6/1/30	287	305
Pool #AS5324,
2.50%, 7/1/30	665	698
Pool #AS5500,
3.00%, 7/1/35	327	348
Pool #AS5666,
4.00%, 8/1/45	881	950
Pool #AS5892,
3.50%, 10/1/45	1,186	1,264
Pool #AS6192,
3.50%, 11/1/45	2,424	2,605
Pool #AS6262,
3.50%, 11/1/45	1,382	1,480
Pool #AS6332,
3.50%, 12/1/45	1,547	1,653
Pool #AS6398,
3.50%, 12/1/45	1,053	1,124
Pool #AS6730,
3.50%, 2/1/46	1,922	2,054
Pool #AS6887,
2.50%, 3/1/31	586	621
Pool #AS7149,
3.00%, 5/1/46	1,205	1,308
Pool #AS7157,
3.00%, 5/1/46	708	750
Pool #AS7247,
4.00%, 5/1/46	416	447
Pool #AS7343,
3.00%, 6/1/46	675	714
Pool #AS7480,
2.00%, 7/1/31	165	172
Pool #AS7580,
3.00%, 7/1/46	810	858
Pool #AS8067,
3.00%, 10/1/46	1,243	1,329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AS8074,
3.00%, 10/1/46	$664	$703
Pool #AS8178,
3.00%, 10/1/36	200	212
Pool #AS8194,
2.50%, 10/1/31	2,024	2,148
Pool #AS8424,
3.00%, 12/1/36	318	336
Pool #AS8483,
3.00%, 12/1/46	1,067	1,129
Pool #AS8591,
2.00%, 1/1/32	330	344
Pool #AS8614,
3.50%, 1/1/32	220	237
Pool #AS8699,
4.00%, 1/1/47	2,554	2,731
Pool #AS8787,
2.00%, 2/1/32	176	183
Pool #AS8960,
4.00%, 3/1/47	629	687
Pool #AS9505,
3.00%, 4/1/32	637	675
Pool #AS9615,
4.50%, 5/1/47	757	818
Pool #AT0666,
3.50%, 4/1/43	418	457
Pool #AT2720,
3.00%, 5/1/43	953	1,030
Pool #AT3164,
3.00%, 4/1/43	1,629	1,745
Pool #AT3180,
3.00%, 5/1/43	2,048	2,195
Pool #AT5026,
3.00%, 5/1/43	1,707	1,829
Pool #AU1657,
2.50%, 7/1/28	344	364
Pool #AU1689,
3.50%, 8/1/43	2,155	2,357
Pool #AU1808,
3.00%, 8/1/43	1,712	1,833
Pool #AU3164,
3.00%, 8/1/33	195	209

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #AU5918,
3.00%, 9/1/43	$1,530	$1,637
Pool #AU5919,
3.50%, 9/1/43	992	1,071
Pool #AV0691,
4.00%, 12/1/43	1,885	2,086
Pool #AV2339,
4.00%, 12/1/43	412	456
Pool #AW8167,
3.50%, 2/1/42	485	524
Pool #AW8595,
3.00%, 8/1/29	301	321
Pool #AX2163,
3.50%, 11/1/44	554	593
Pool #AX4413,
4.00%, 11/1/44	1,036	1,128
Pool #AX4839,
3.50%, 11/1/44	1,067	1,143
Pool #AX6139,
4.00%, 11/1/44	1,483	1,620
Pool #AY0544,
2.50%, 8/1/27	982	1,030
Pool #AY3062,
3.00%, 11/1/26	330	350
Pool #AY9555,
3.00%, 5/1/45	1,297	1,379
Pool #AZ1449,
3.00%, 7/1/45	852	905
Pool #AZ2936,
3.00%, 9/1/45	468	497
Pool #AZ2947,
4.00%, 9/1/45	986	1,068
Pool #AZ4775,
3.50%, 10/1/45	699	748
Pool #AZ6684,
3.00%, 2/1/31	682	724
Pool #BA2911,
3.00%, 11/1/30	285	301
Pool #BC0326,
3.50%, 12/1/45	518	555
Pool #BC0822,
3.50%, 4/1/46	4,592	4,899
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #BC1105,
3.50%, 2/1/46	$1,847	$1,972
Pool #BC1510,
3.00%, 8/1/46	575	608
Pool #BC9096,
3.50%, 12/1/46	768	815
Pool #BE3171,
2.50%, 2/1/32	676	717
Pool #BH1130,
3.50%, 4/1/32	518	555
Pool #BH5784,
3.00%, 11/1/32	2,273	2,423
Pool #BH7032,
3.50%, 12/1/47	522	553
Pool #BH7106,
3.50%, 1/1/48	1,067	1,126
Pool #BH9215,
3.50%, 1/1/48	1,871	1,974
Pool #BJ0648,
3.50%, 3/1/48	1,091	1,153
Pool #BJ9181,
5.00%, 5/1/48	777	850
Pool #BJ9260,
4.00%, 4/1/48	969	1,029
Pool #BJ9977,
4.00%, 5/1/48	502	542
Pool #BK0276,
4.00%, 9/1/48	380	404
Pool #BK0920,
4.00%, 7/1/48	1,839	1,947
Pool #BK0922,
4.50%, 7/1/48	298	320
Pool #BK4740,
4.00%, 8/1/48	552	585
Pool #BK4764,
4.00%, 8/1/48	539	571
Pool #BK4816,
4.00%, 9/1/48	1,017	1,078
Pool #BM1687,
4.00%, 1/1/47	2,552	2,741
Pool #BM1787,
4.00%, 9/1/47	1,555	1,698

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #BM2001,
3.50%, 12/1/46	$276	$294
Pool #BM3286,
4.50%, 11/1/47	163	176
Pool #BM4151,
2.50%, 6/1/32	2,102	2,207
Pool #BM5288,
3.50%, 1/1/34	605	635
Pool #BM5466,
2.50%, 10/1/43	757	802
Pool #BM5804,
5.00%, 1/1/49	1,158	1,266
Pool #BN1176,
4.50%, 11/1/48	467	502
Pool #BN1628,
4.50%, 11/1/48	348	374
Pool #BN5947,
3.50%, 6/1/49	471	499
Pool #BN6097,
4.00%, 6/1/49	3,031	3,211
Pool #BN6683,
3.50%, 6/1/49	1,107	1,163
Pool #BO1012,
3.50%, 8/1/49	559	588
Pool #BO1021,
3.50%, 8/1/49	606	637
Pool #BO1169,
3.50%, 7/1/49	361	380
Pool #BO1444,
3.00%, 10/1/49	520	551
Pool #BO1461,
3.00%, 10/1/49	283	300
Pool #BO3181,
2.50%, 10/1/49	1,250	1,304
Pool #BO4708,
3.00%, 11/1/49	1,247	1,315
Pool #BO8620,
3.00%, 12/1/49	1,043	1,102
Pool #CA0110,
3.50%, 8/1/47	1,226	1,288
Pool #CA0619,
4.00%, 10/1/47	283	302
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #CA0620,
4.00%, 10/1/47	$3,136	$3,337
Pool #CA0656,
3.50%, 11/1/47	1,859	1,998
Pool #CA0859,
3.50%, 12/1/47	1,677	1,774
Pool #CA0917,
3.50%, 12/1/47	1,098	1,181
Pool #CA1370,
4.00%, 3/1/48	686	741
Pool #CA1378,
4.00%, 3/1/48	656	697
Pool #CA1564,
4.50%, 4/1/48	313	337
Pool #CA1711,
4.50%, 5/1/48	938	1,009
Pool #CA1902,
4.50%, 6/1/48	991	1,082
Pool #CA1909,
4.50%, 6/1/48	434	466
Pool #CA1951,
4.00%, 7/1/48	655	694
Pool #CA1952,
4.50%, 6/1/48	305	328
Pool #CA2056,
4.50%, 7/1/48	403	433
Pool #CA2208,
4.50%, 8/1/48	305	327
Pool #CA2256,
3.50%, 8/1/33	623	657
Pool #CA2366,
3.50%, 9/1/48	482	508
Pool #CA2375,
4.00%, 9/1/48	1,853	1,964
Pool #CA2559,
4.00%, 11/1/33	685	726
Pool #CA2616,
3.50%, 11/1/48	1,656	1,798
Pool #CA2729,
4.50%, 11/1/48	1,775	1,907
Pool #CA4029,
4.00%, 8/1/49	2,679	2,840

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #CA4143,
9/1/49(12)	$9,320	$9,854
Pool #CA5020,
3.50%, 1/1/50	1,934	2,034
Pool #CA5452,
3.00%, 3/1/50	2,090	2,203
Pool #CA5508,
3.00%, 4/1/50	2,747	2,896
Pool #CA6074,
6/1/50(12)	1,088	1,136
Pool #CA6144,
6/1/50(12)	1,173	1,224
Pool #CA6305,
7/1/50(12)	2,070	2,160
Pool #CA6339,
7/1/50(12)	1,955	2,040
Pool #CA6346,
7/1/50(12)	975	1,017
Pool #FM1496,
9/1/49(12)	7,124	7,489
Pool #FM1708,
3.00%, 12/1/45	457	493
Pool #FM1938,
4.50%, 9/1/49	2,057	2,210
Pool #FM2305,
3.50%, 2/1/50	1,950	2,074
Pool #FM2715,
3.00%, 3/1/50	393	414
Pool #FM2778,
3.00%, 3/1/50	2,105	2,230
Pool #FM2963,
3.00%, 2/1/50	9,773	10,351
Pool #FM3225,
3.00%, 5/1/50	1,176	1,246
Pool #MA0361,
4.00%, 3/1/30	110	118
Pool #MA0667,
4.00%, 3/1/31	301	324
Pool #MA0706,
4.50%, 4/1/31	352	384
Pool #MA0711,
3.50%, 4/1/31	187	196
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #MA0804,
4.00%, 7/1/31	$194	$208
Pool #MA0976,
3.50%, 2/1/32	424	454
Pool #MA1107,
3.50%, 7/1/32	535	572
Pool #MA1138,
3.50%, 8/1/32	295	316
Pool #MA1141,
3.00%, 8/1/32	153	163
Pool #MA1200,
3.00%, 10/1/32	834	882
Pool #MA1239,
3.50%, 11/1/32	398	426
Pool #MA1432,
3.00%, 5/1/33	854	908
Pool #MA1511,
2.50%, 7/1/33	259	271
Pool #MA1764,
4.00%, 1/1/34	357	384
Pool #MA2320,
3.00%, 7/1/35	741	789
Pool #MA2473,
3.50%, 12/1/35	306	327
Pool #MA2489,
2.50%, 12/1/30	983	1,032
Pool #MA2512,
4.00%, 1/1/46	430	465
Pool #MA2670,
3.00%, 7/1/46	1,879	1,987
Pool #MA2672,
3.00%, 7/1/36	402	426
Pool #MA2705,
3.00%, 8/1/46	1,329	1,405
Pool #MA2737,
3.00%, 9/1/46	610	645
Pool #MA2738,
3.00%, 9/1/36	583	618
Pool #MA2771,
3.00%, 10/1/46	659	698
Pool #MA2775,
2.50%, 10/1/31	341	358

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #MA2781,
2.50%, 10/1/46	$449	$476
Pool #MA2804,
3.00%, 11/1/36	728	770
Pool #MA2817,
2.50%, 11/1/36	329	344
Pool #MA2841,
2.50%, 12/1/36	134	140
Pool #MA2863,
3.00%, 1/1/47	9,895	10,471
Pool #MA2895,
3.00%, 2/1/47	574	607
Pool #MA2929,
3.50%, 3/1/47	2,978	3,153
Pool #MA3028,
3.50%, 6/1/37	612	648
Pool #MA3057,
3.50%, 7/1/47	1,479	1,562
Pool #MA3058,
4.00%, 7/1/47	530	564
Pool #MA3059,
3.50%, 7/1/37	114	121
Pool #MA3073,
4.50%, 7/1/47	1,039	1,122
Pool #MA3127,
3.00%, 9/1/37	261	276
Pool #MA3150,
4.50%, 10/1/47	547	592
Pool #MA3181,
3.50%, 11/1/37	191	201
Pool #MA3182,
3.50%, 11/1/47	1,607	1,698
Pool #MA3184,
4.50%, 11/1/47	163	176
Pool #MA3185,
3.00%, 11/1/37	324	343
Pool #MA3188,
3.00%, 11/1/32	921	968
Pool #MA3211,
4.00%, 12/1/47	300	320
Pool #MA3239,
4.00%, 1/1/48	1,274	1,360
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #MA3276,
3.50%, 2/1/48	$1,382	$1,458
Pool #MA3281,
4.00%, 2/1/38	644	692
Pool #MA3334,
4.50%, 4/1/48	1,021	1,099
Pool #MA3385,
4.50%, 6/1/48	396	426
Pool #MA3412,
3.50%, 7/1/38	356	376
Pool #MA3413,
4.00%, 7/1/38	136	146
Pool #MA3443,
4.00%, 8/1/48	424	449
Pool #MA3444,
4.50%, 8/1/48	374	403
Pool #MA3467,
4.00%, 9/1/48	413	438
Pool #MA3492,
4.00%, 10/1/38	115	122
Pool #MA3547,
3.00%, 12/1/33	642	675
Pool #MA3590,
4.00%, 2/1/39	115	123
Pool #MA3685,
3.00%, 6/1/49	680	716
Pool #MA3692,
3.50%, 7/1/49	565	594
Pool #MA3695,
3.00%, 7/1/34	268	282
Pool #MA3744,
3.00%, 8/1/49	757	798
Pool #MA3765,
2.50%, 9/1/49	1,175	1,226
Pool #MA3870,
2.50%, 12/1/49	476	496
Pool #MA3871,
3.00%, 12/1/49	617	650
Pool #MA3896,
1/1/35(12)	3,280	3,436
Pool #MA3898,
3.50%, 1/1/35	1,358	1,429

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Fannie Mae – 11.5%continued
Pool #MA3902,
2.50%, 1/1/50	$478	$499
Pool #MA3934,
3.00%, 2/1/40	386	407
Pool #MA3958,
3.00%, 3/1/40	390	412
Pool #MA4013,
2.50%, 5/1/35	592	620
Pool #MA4014,
3.00%, 5/1/35	985	1,037
Pool #MA4016,
2.50%, 5/1/40	1,090	1,137
Pool #MA4042,
2.00%, 6/1/35	995	1,030
Pool #MA4053,
2.50%, 6/1/35	1,989	2,084
Pool #MA4071,
7/1/40(12)	500	513
Pool #MA4072,
7/1/40(12)	500	522
Pool #MA4074,
7/1/35(12)	1,500	1,553
Pool #MA4076,
7/1/35(12)	2,000	2,106
Pool #MA4078,
7/1/50(12)	2,735	2,852
		382,530
Federal Farm Credit Bank – 0.2%
0.26%, 6/22/22	2,000	2,000
1.38%, 10/11/22	1,000	1,025
0.74%, 5/6/24	1,200	1,200
0.73%, 5/27/25	2,000	2,000
		6,225
Federal Home Loan Bank – 0.4%
1.88%, 7/7/21	3,500	3,559
3.00%, 10/12/21	3,000	3,108
1.63%, 12/20/21	4,000	4,081
1.38%, 2/17/23	3,500	3,603
5.50%, 7/15/36	500	782
		15,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%
Federal Home Loan Mortgage Corp.,
0.38%, 5/5/23	$2,000	$2,005
Freddie Mac,
2.38%, 1/13/22	1,500	1,550
2.75%, 6/19/23	1,000	1,075
6.75%, 3/15/31	1,200	1,889
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	361
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	317
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	266
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	319
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	243
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	391
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	374
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	322

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	$300	$330
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	330
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	216
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	220
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	277
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,
3.33%, 5/25/25	500	558
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	336
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	332
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	547
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	434
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	$250	$274
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	400
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	397
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	172
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	173
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	175
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	174
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	176

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	$150	$177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	421
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	243
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	588
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	$150	$177
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	351
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	343
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	279
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	275
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 3/25/53	200	214
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,
1.56%, 4/25/30	500	522
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	519
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	123

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	$100	$120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	120
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	105
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	118
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	124
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	127
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	257
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	40	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2,
3.09%, 8/25/22	$250	$260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	218
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	166
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	448
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	564
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	224
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	166
Pool #QA0127,
3.50%, 6/1/49	1,964	2,083
Pool #QA1132,
3.50%, 7/1/49	909	956
Pool #QA1263,
3.50%, 7/1/49	963	1,029

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #QA1752,
3.50%, 8/1/49	$4,213	$4,431
Pool #QA4699,
3.00%, 11/1/49	703	741
Pool #QA8043,
3.00%, 3/1/50	3,394	3,594
Pool #QB0211,
6/1/50(12)	920	959
Pool #QN0818,
2.50%, 10/1/34	901	944
Pool #RA1196,
4.00%, 8/1/49	3,660	3,877
Pool #RA1343,
9/1/49(12)	5,835	6,182
Pool #RA1493,
3.00%, 10/1/49	9,905	10,455
Pool #RA1501,
3.00%, 10/1/49	614	647
Pool #RA2010,
3.50%, 1/1/50	948	1,004
Pool #RA2117,
3.00%, 2/1/50	690	729
Pool #RA2386,
3.00%, 4/1/50	1,852	1,960
Pool #RA2790,
6/1/50(12)	899	938
Pool #RA2853,
6/1/50(12)	1,128	1,177
Pool #RA2959,
7/1/50(12)	1,135	1,184
Pool #RA3086,
7/1/50(12)	915	955
Pool #RB5032,
2.50%, 2/1/40	255	266
Pool #RB5033,
3.00%, 2/1/40	958	1,010
Pool #RB5043,
2.50%, 4/1/40	492	513
Pool #RB5048,
2.50%, 5/1/40	198	207
Pool #RB5059,
7/1/40(12)	200	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #SB0048,
8/1/34(12)	$1,497	$1,580
Pool #SB0330,
2.00%, 5/1/35	746	772
Pool #SB8045,
2.50%, 5/1/35	493	516
Pool #SB8046,
3.00%, 5/1/35	983	1,034
Pool #SB8049,
2.50%, 6/1/35	1,491	1,562
Pool #SB8052,
7/1/35(12)	1,000	1,035
Pool #SD0163,
3.00%, 12/1/49	1,516	1,610
Pool #SD0262,
3.50%, 2/1/50	985	1,049
Pool #SD8019,
4.50%, 10/1/49	1,555	1,669
Pool #SD8023,
2.50%, 11/1/49	931	971
Pool #SD8029,
2.50%, 12/1/49	952	992
Pool #SD8037,
2.50%, 1/1/50	961	1,001
Pool #ZA1036,
4.50%, 2/1/40	187	208
Pool #ZA1159,
3.50%, 4/1/42	449	496
Pool #ZA1165,
3.50%, 4/1/42	895	967
Pool #ZA1254,
3.00%, 10/1/42	2,129	2,281
Pool #ZA1334,
3.50%, 7/1/42	313	339
Pool #ZA1361,
3.50%, 5/1/43	395	427
Pool #ZA1375,
4.00%, 9/1/44	288	313
Pool #ZA1378,
3.50%, 10/1/44	420	450
Pool #ZA2773,
2.50%, 8/1/27	163	171

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZA3862,
2.50%, 5/1/31	$559	$593
Pool #ZA4194,
3.00%, 4/1/43	386	420
Pool #ZA4214,
3.00%, 5/1/43	621	676
Pool #ZA4715,
4.00%, 9/1/46	1,898	2,074
Pool #ZA5107,
4.00%, 11/1/47	631	672
Pool #ZA5642,
4.00%, 9/1/48	1,420	1,506
Pool #ZA5950,
4.50%, 11/1/48	2,601	2,792
Pool #ZI6135,
5.00%, 9/1/34	643	739
Pool #ZI6854,
4.50%, 12/1/37	50	55
Pool #ZI7645,
5.00%, 6/1/38	216	245
Pool #ZI8519,
4.50%, 2/1/39	38	43
Pool #ZI9157,
4.50%, 9/1/39	1,087	1,209
Pool #ZI9349,
4.50%, 10/1/39	623	692
Pool #ZI9657,
4.50%, 1/1/40	559	622
Pool #ZI9862,
4.50%, 3/1/40	322	365
Pool #ZI9939,
4.50%, 4/1/40	228	254
Pool #ZJ0631,
4.50%, 10/1/40	322	358
Pool #ZJ1046,
4.00%, 1/1/41	379	418
Pool #ZJ1052,
4.00%, 1/1/41	296	325
Pool #ZJ1228,
4.00%, 2/1/41	619	678
Pool #ZJ1359,
4.50%, 3/1/41	238	261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZK5468,
2.00%, 5/1/28	$724	$752
Pool #ZK7259,
2.50%, 4/1/30	642	682
Pool #ZK7533,
2.50%, 7/1/30	429	450
Pool #ZL1714,
4.50%, 7/1/41	351	391
Pool #ZL1806,
4.50%, 8/1/41	923	1,027
Pool #ZL1922,
4.00%, 9/1/41	156	169
Pool #ZL2350,
3.50%, 11/1/41	213	230
Pool #ZL3211,
3.50%, 6/1/42	603	662
Pool #ZL3245,
4.00%, 6/1/42	1,169	1,284
Pool #ZL3535,
3.50%, 8/1/42	988	1,097
Pool #ZL3551,
3.50%, 8/1/42	913	988
Pool #ZL4634,
3.00%, 1/1/43	3,060	3,276
Pool #ZL4709,
3.00%, 1/1/43	655	702
Pool #ZL5074,
3.00%, 2/1/43	294	315
Pool #ZL5915,
3.50%, 5/1/43	1,528	1,654
Pool #ZL5927,
3.00%, 5/1/43	324	352
Pool #ZL6381,
3.00%, 6/1/43	749	802
Pool #ZL6467,
3.00%, 7/1/43	551	590
Pool #ZL6676,
3.00%, 8/1/43	978	1,048
Pool #ZL6920,
3.50%, 8/1/43	322	346
Pool #ZL7780,
4.00%, 2/1/44	579	640

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZL8299,
3.50%, 7/1/44	$1,948	$2,111
Pool #ZL8300,
4.00%, 7/1/44	1,515	1,661
Pool #ZL8709,
4.00%, 11/1/44	532	580
Pool #ZM0489,
4.00%, 11/1/45	655	703
Pool #ZM0617,
3.50%, 12/1/45	572	622
Pool #ZM1194,
3.00%, 6/1/46	900	954
Pool #ZM1933,
3.00%, 10/1/46	858	909
Pool #ZM2167,
3.00%, 11/1/46	1,272	1,346
Pool #ZM2286,
3.50%, 12/1/46	2,346	2,493
Pool #ZM3525,
3.50%, 6/1/47	296	321
Pool #ZM3933,
3.50%, 8/1/47	1,075	1,155
Pool #ZM4305,
3.50%, 9/1/47	1,252	1,325
Pool #ZM4601,
3.50%, 10/1/47	2,178	2,305
Pool #ZM4711,
4.00%, 11/1/47	2,933	3,129
Pool #ZM4736,
3.50%, 11/1/47	539	571
Pool #ZM4908,
3.50%, 11/1/47	1,098	1,159
Pool #ZM5133,
3.50%, 12/1/47	449	476
Pool #ZM5397,
3.50%, 1/1/48	1,207	1,278
Pool #ZM5659,
3.50%, 2/1/48	982	1,038
Pool #ZM5917,
4.00%, 3/1/48	743	789
Pool #ZM6682,
4.50%, 5/1/48	720	777
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZM7370,
4.00%, 7/1/48	$573	$607
Pool #ZM7378,
5.00%, 7/1/48	474	518
Pool #ZM7849,
4.00%, 8/1/48	390	413
Pool #ZM8045,
4.00%, 9/1/48	898	951
Pool #ZM8575,
4.50%, 10/1/48	634	681
Pool #ZN1506,
3.50%, 11/1/48	1,263	1,372
Pool #ZN3447,
3.50%, 2/1/49	473	504
Pool #ZS0932,
4.50%, 8/1/34	19	21
Pool #ZS0971,
5.00%, 12/1/35	188	216
Pool #ZS1567,
5.00%, 8/1/37	23	26
Pool #ZS2391,
5.00%, 9/1/38	46	52
Pool #ZS2499,
5.00%, 3/1/38	104	119
Pool #ZS2533,
4.50%, 2/1/39	121	134
Pool #ZS2827,
4.50%, 11/1/39	298	334
Pool #ZS2905,
4.50%, 4/1/40	371	414
Pool #ZS3554,
3.50%, 7/1/42	443	476
Pool #ZS3596,
4.00%, 6/1/42	1,230	1,351
Pool #ZS3613,
4.00%, 8/1/42	690	758
Pool #ZS3792,
2.50%, 7/1/43	549	582
Pool #ZS4078,
3.50%, 1/1/45	697	762
Pool #ZS4100,
3.50%, 3/1/45	1,381	1,500

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZS4127,
4.50%, 7/1/44	$342	$381
Pool #ZS4472,
3.50%, 2/1/42	566	612
Pool #ZS4522,
3.00%, 7/1/43	1,848	1,980
Pool #ZS4536,
3.50%, 10/1/43	737	796
Pool #ZS4584,
3.00%, 9/1/44	308	329
Pool #ZS4590,
3.00%, 11/1/44	3,232	3,445
Pool #ZS4600,
4.00%, 1/1/45	885	961
Pool #ZS4607,
3.50%, 3/1/45	1,195	1,278
Pool #ZS4617,
3.00%, 6/1/45	556	591
Pool #ZS4618,
3.50%, 6/1/45	955	1,023
Pool #ZS4621,
3.00%, 7/1/45	1,351	1,435
Pool #ZS4627,
4.00%, 8/1/45	301	325
Pool #ZS4629,
3.00%, 9/1/45	4,081	4,330
Pool #ZS4630,
3.50%, 9/1/45	717	766
Pool #ZS4634,
4.00%, 10/1/45	397	428
Pool #ZS4639,
4.00%, 11/1/45	377	407
Pool #ZS4642,
3.50%, 12/1/45	1,387	1,479
Pool #ZS4655,
3.50%, 3/1/46	712	761
Pool #ZS4667,
3.00%, 6/1/46	926	981
Pool #ZS4671,
3.00%, 8/1/46	2,017	2,134
Pool #ZS4677,
3.00%, 9/1/46	566	599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZS4682,
3.00%, 10/1/46	$746	$790
Pool #ZS4703,
3.00%, 2/1/47	496	525
Pool #ZS4722,
3.50%, 6/1/47	779	823
Pool #ZS4730,
3.50%, 8/1/47	300	317
Pool #ZS4740,
4.00%, 10/1/47	1,227	1,305
Pool #ZS4743,
3.50%, 11/1/47	1,865	1,973
Pool #ZS4745,
4.50%, 11/1/47	1,139	1,230
Pool #ZS4747,
3.50%, 12/1/47	495	523
Pool #ZS4748,
4.00%, 12/1/47	1,297	1,380
Pool #ZS4749,
4.50%, 12/1/47	375	404
Pool #ZS4752,
4.00%, 1/1/48	1,082	1,154
Pool #ZS4759,
3.50%, 3/1/48	1,167	1,229
Pool #ZS4769,
4.00%, 5/1/48	739	786
Pool #ZS4773,
4.50%, 6/1/48	214	230
Pool #ZS4781,
4.50%, 7/1/48	502	539
Pool #ZS4785,
4.00%, 8/1/48	583	617
Pool #ZS6948,
2.50%, 11/1/28	415	441
Pool #ZS8023,
2.00%, 8/1/32	113	117
Pool #ZS8495,
2.50%, 8/1/28	1,624	1,705
Pool #ZS8628,
2.00%, 11/1/31	186	194
Pool #ZS8639,
2.00%, 1/1/32	63	65

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac – 6.8%continued
Pool #ZS9449,
3.50%, 8/1/45	$748	$813
Pool #ZS9495,
3.50%, 10/1/45	1,091	1,192
Pool #ZS9580,
3.50%, 12/1/45	1,057	1,136
Pool #ZS9618,
3.50%, 3/1/46	1,846	2,018
Pool #ZS9805,
3.00%, 9/1/46	1,050	1,115
Pool #ZS9813,
3.00%, 9/1/46	1,023	1,093
Pool #ZS9827,
3.00%, 10/1/46	812	878
Pool #ZS9828,
3.00%, 10/1/46	825	882
Pool #ZT0000,
3.00%, 1/1/47	3,095	3,334
Pool #ZT0074,
3.50%, 3/1/47	3,451	3,708
Pool #ZT0495,
4.50%, 8/1/48	265	285
Pool #ZT0524,
4.50%, 9/1/48	903	981
Pool #ZT0712,
4.00%, 10/1/48	853	904
Pool #ZT0787,
4.00%, 10/1/48	886	939
Pool #ZT1702,
4.00%, 1/1/49	1,724	1,826
Pool #ZT2091,
3.00%, 6/1/34	339	357
		224,543
Freddie Mac Gold – 1.1%
Pool #A16753,
5.00%, 11/1/33	33	37
Pool #A17665,
5.00%, 1/1/34	42	49
Pool #A27950,
5.50%, 11/1/34	194	222
Pool #A31136,
5.50%, 1/1/35	188	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #A39306,
5.50%, 11/1/35	$88	$100
Pool #A46224,
5.00%, 7/1/35	16	18
Pool #A48104,
5.00%, 1/1/36	53	60
Pool #A51296,
6.00%, 8/1/36	6	7
Pool #A56110,
5.50%, 12/1/36	113	125
Pool #A57604,
5.00%, 3/1/37	112	129
Pool #A58718,
5.50%, 3/1/37	12	13
Pool #A59081,
5.50%, 4/1/37	101	114
Pool #A61560,
5.50%, 10/1/36	190	217
Pool #A61597,
5.50%, 12/1/35	32	35
Pool #A64474,
5.50%, 9/1/37	13	15
Pool #A67116,
7.00%, 10/1/37	15	18
Pool #A68761,
5.50%, 9/1/37	120	133
Pool #A69303,
6.00%, 11/1/37	16	18
Pool #A73778,
5.00%, 2/1/38	66	75
Pool #A74134,
7.00%, 2/1/38	20	22
Pool #A81606,
6.00%, 9/1/38	16	18
Pool #A83008,
5.50%, 11/1/38	175	199
Pool #A91541,
5.00%, 3/1/40	149	171
Pool #C91009,
5.00%, 11/1/26	8	9
Pool #C91247,
5.00%, 4/1/29	83	91

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #C91354,
4.00%, 1/1/31	$301	$324
Pool #C91370,
4.50%, 5/1/31	151	164
Pool #C91388,
3.50%, 2/1/32	185	198
Pool #C91402,
4.00%, 10/1/31	246	264
Pool #C91408,
3.50%, 11/1/31	183	196
Pool #C91485,
3.50%, 8/1/32	288	308
Pool #C91811,
4.00%, 1/1/35	133	143
Pool #C91826,
3.00%, 5/1/35	239	254
Pool #C91858,
3.00%, 12/1/35	253	268
Pool #C91879,
3.00%, 6/1/36	285	302
Pool #C91891,
3.00%, 9/1/36	312	331
Pool #C91904,
2.50%, 11/1/36	198	207
Pool #C91908,
3.00%, 1/1/37	131	139
Pool #C91949,
3.00%, 9/1/37	325	343
Pool #C91955,
3.00%, 10/1/37	268	283
Pool #C91970,
3.50%, 1/1/38	347	368
Pool #C91971,
4.00%, 1/1/38	132	142
Pool #C92003,
3.50%, 7/1/38	228	241
Pool #C92010,
4.00%, 8/1/38	298	319
Pool #D97564,
5.00%, 1/1/28	94	102
Pool #D99094,
3.00%, 3/1/32	187	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #E03033,
3.00%, 2/1/27	$321	$338
Pool #E04044,
3.50%, 8/1/27	600	631
Pool #G02064,
5.00%, 2/1/36	87	100
Pool #G02069,
5.50%, 3/1/36	13	15
Pool #G02386,
6.00%, 11/1/36	140	164
Pool #G02391,
6.00%, 11/1/36	4	5
Pool #G02540,
5.00%, 11/1/34	44	50
Pool #G02649,
6.00%, 1/1/37	5	5
Pool #G02702,
6.50%, 1/1/37	11	12
Pool #G02789,
6.00%, 4/1/37	551	644
Pool #G02911,
6.00%, 4/1/37	7	8
Pool #G02973,
6.00%, 6/1/37	18	21
Pool #G03121,
5.00%, 6/1/36	74	85
Pool #G03134,
5.50%, 8/1/36	34	40
Pool #G03218,
6.00%, 9/1/37	21	24
Pool #G03351,
6.00%, 9/1/37	34	40
Pool #G03513,
6.00%, 11/1/37	43	50
Pool #G03600,
7.00%, 11/1/37	18	21
Pool #G03737,
6.50%, 11/1/37	255	290
Pool #G03992,
6.00%, 3/1/38	46	53
Pool #G04287,
5.00%, 5/1/38	71	80

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #G04459,
5.50%, 6/1/38	$64	$74
Pool #G04611,
6.00%, 7/1/38	133	155
Pool #G04650,
6.50%, 9/1/38	68	77
Pool #G05733,
5.00%, 11/1/39	223	256
Pool #G05969,
5.00%, 8/1/40	125	143
Pool #G05971,
5.50%, 8/1/40	548	627
Pool #G06020,
5.50%, 12/1/39	521	597
Pool #G06767,
5.00%, 10/1/41	463	532
Pool #G06947,
6.00%, 5/1/40	146	171
Pool #G08189,
7.00%, 3/1/37	26	32
Pool #G08192,
5.50%, 4/1/37	29	34
Pool #G08341,
5.00%, 4/1/39	596	683
Pool #G11776,
4.50%, 9/1/20(11)	—	—
Pool #G12571,
4.00%, 1/1/22	4	4
Pool #G12673,
5.00%, 9/1/21(11)	—	—
Pool #G12837,
4.50%, 4/1/22	3	3
Pool #G12868,
5.00%, 11/1/22	21	22
Pool #G12869,
5.00%, 9/1/22	13	13
Pool #G13136,
4.50%, 5/1/23	24	25
Pool #G13151,
6.00%, 3/1/23	13	14
Pool #G13201,
4.50%, 7/1/23	15	15
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #G13433,
5.50%, 1/1/24	$21	$22
Pool #G14168,
5.50%, 12/1/24	22	23
Pool #G14239,
4.00%, 9/1/26	544	577
Pool #G14554,
4.50%, 7/1/26	39	41
Pool #G14891,
3.00%, 10/1/28	245	261
Pool #G15134,
3.00%, 5/1/29	176	188
Pool #G15468,
3.50%, 12/1/29	349	373
Pool #G16562,
3.50%, 8/1/33	701	752
Pool #G16600,
3.00%, 7/1/33	2,575	2,745
Pool #G16774,
3.50%, 2/1/34	568	598
Pool #G16786,
4.00%, 4/1/34	655	694
Pool #G18220,
6.00%, 11/1/22	3	3
Pool #G18420,
3.00%, 1/1/27	421	443
Pool #G18438,
2.50%, 6/1/27	211	221
Pool #G18442,
3.50%, 8/1/27	350	371
Pool #G18571,
2.50%, 10/1/30	342	359
Pool #G18601,
3.00%, 5/1/31	463	488
Pool #G18626,
2.50%, 1/1/32	2,581	2,709
Pool #G18664,
3.50%, 10/1/32	289	306
Pool #G18681,
3.00%, 3/1/33	1,125	1,183
Pool #G30327,
4.50%, 1/1/27	16	17

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #G30835,
3.50%, 12/1/35	$265	$284
Pool #G31020,
2.50%, 2/1/37	76	79
Pool #G31057,
3.00%, 2/1/38	359	379
Pool #J00991,
4.00%, 1/1/21	1	1
Pool #J02541,
4.00%, 9/1/20(11)	—	—
Pool #J03041,
6.00%, 7/1/21	3	3
Pool #J03736,
5.50%, 11/1/21	3	4
Pool #J05307,
4.50%, 8/1/22	3	3
Pool #J06175,
5.00%, 5/1/21(11)	—	—
Pool #J06465,
6.00%, 11/1/22	1	1
Pool #J06476,
5.50%, 11/1/22	6	6
Pool #J08098,
5.50%, 6/1/23	2	2
Pool #J08202,
5.00%, 7/1/23	6	6
Pool #J08454,
5.00%, 8/1/23	10	11
Pool #J08913,
5.50%, 10/1/23	9	9
Pool #J09148,
5.00%, 12/1/23	25	27
Pool #J09305,
5.00%, 2/1/24	31	33
Pool #J09463,
5.00%, 3/1/24	25	27
Pool #J11136,
4.00%, 11/1/24	24	25
Pool #J12098,
4.50%, 4/1/25	196	208
Pool #J14808,
3.50%, 3/1/26	227	239
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Freddie Mac Gold – 1.1%continued
Pool #J16932,
3.00%, 10/1/26	$204	$217
Pool #J17055,
3.00%, 11/1/26	115	121
Pool #J17232,
3.00%, 11/1/26	179	190
Pool #J17932,
3.00%, 3/1/27	273	290
Pool #J20834,
2.50%, 10/1/27	394	417
Pool #J21601,
2.50%, 12/1/27	1,360	1,428
Pool #J22069,
2.50%, 1/1/28	99	105
Pool #J22986,
2.50%, 3/1/28	826	879
Pool #J30435,
3.00%, 1/1/30	444	473
Pool #J32244,
3.00%, 7/1/30	1,552	1,646
Pool #J34252,
3.50%, 4/1/31	87	94
Pool #K90071,
3.00%, 2/1/33	687	727
Pool #K90641,
3.50%, 6/1/33	85	91
Pool #K90791,
3.00%, 7/1/33	294	313
Pool #K91490,
3.50%, 1/1/34	508	536
Pool #K92325,
3.00%, 1/1/35	386	411
Pool #V60268,
3.00%, 9/1/28	729	776
Pool #V60886,
2.50%, 8/1/30	209	222
Pool #V60902,
2.50%, 8/1/30	166	177
Pool #V61347,
2.50%, 10/1/31	626	664
		36,851

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association – 0.4%
Pool TBA,
7/1/50(12)	$11,300	$11,967
Government National Mortgage Association I – 0.5%
Pool #510835,
5.50%, 2/15/35	23	27
Pool #553463,
3.50%, 1/15/42	536	573
Pool #597889,
5.50%, 6/15/33	136	150
Pool #614169,
5.00%, 7/15/33	32	36
Pool #616879,
3.50%, 2/15/42	371	399
Pool #617739,
6.00%, 10/15/37	9	10
Pool #634431,
6.00%, 9/15/34	15	16
Pool #641416,
5.50%, 4/15/35	140	158
Pool #646341,
6.00%, 11/15/36	27	31
Pool #648538,
5.00%, 12/15/35	58	63
Pool #651753,
5.50%, 3/15/36	8	10
Pool #670030,
3.00%, 7/15/45	479	507
Pool #675211,
6.50%, 3/15/38	6	7
Pool #675484,
5.50%, 6/15/38	49	57
Pool #676360,
6.50%, 10/15/37	5	6
Pool #682899,
6.00%, 9/15/40	171	196
Pool #687824,
5.50%, 8/15/38	89	104
Pool #687900,
5.00%, 9/15/38	111	125
Pool #687901,
5.00%, 9/15/38	69	79
Pool #692309,
6.00%, 1/15/39	32	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association I – 0.5%continued
Pool #697645,
5.50%, 10/15/38	$34	$40
Pool #698236,
5.00%, 6/15/39	232	264
Pool #698336,
4.50%, 5/15/39	264	295
Pool #699277,
6.00%, 9/15/38	8	9
Pool #700918,
5.50%, 11/15/38	94	109
Pool #700972,
5.50%, 11/15/38	19	22
Pool #701196,
6.00%, 10/15/38	5	6
Pool #703677,
5.50%, 6/15/39	103	116
Pool #704185,
5.50%, 1/15/39	30	35
Pool #704514,
4.50%, 5/15/39	453	511
Pool #704624,
4.50%, 7/15/39	1,289	1,453
Pool #717175,
4.50%, 6/15/39	249	281
Pool #719262,
5.00%, 8/15/40	129	147
Pool #720065,
4.50%, 6/15/39	848	956
Pool #720202,
4.50%, 7/15/39	197	219
Pool #723231,
4.00%, 10/15/39	202	217
Pool #723339,
5.00%, 9/15/39	116	133
Pool #726085,
4.00%, 11/15/24	61	64
Pool #728629,
4.50%, 1/15/40	326	367
Pool #733663,
4.50%, 5/15/40	948	1,057
Pool #736768,
3.00%, 11/15/42	890	947

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association I – 0.5%continued
Pool #737286,
4.50%, 5/15/40	$326	$366
Pool #737416,
3.50%, 9/15/25	55	58
Pool #738134,
3.50%, 4/15/26	115	121
Pool #738247,
4.50%, 4/15/41	138	153
Pool #745215,
4.00%, 7/15/25	46	48
Pool #747643,
4.50%, 8/15/40	468	522
Pool #760874,
3.50%, 2/15/26	105	110
Pool #768800,
4.50%, 6/15/41	64	71
Pool #773939,
4.00%, 11/15/41	447	499
Pool #778957,
3.50%, 3/15/42	501	543
Pool #782131,
5.50%, 12/15/36	38	44
Pool #782150,
5.50%, 4/15/37	45	53
Pool #782259,
5.00%, 2/15/36	90	103
Pool #782272,
5.50%, 2/15/38	81	95
Pool #782498,
6.00%, 12/15/38	40	48
Pool #782565,
5.00%, 2/15/39	926	1,058
Pool #782584,
5.00%, 3/15/39	46	52
Pool #782675,
4.50%, 6/15/24	44	46
Pool #782696,
5.00%, 6/15/39	217	248
Pool #782831,
6.00%, 12/15/39	28	34
Pool #783176,
4.00%, 11/15/40	543	591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association I – 0.5%continued
Pool #783467,
4.00%, 10/15/41	$1,606	$1,748
Pool #783740,
2.50%, 12/15/27	170	178
Pool #AA5391,
3.50%, 6/15/42	31	33
Pool #AA6089,
3.00%, 2/15/43	342	368
Pool #AB2761,
3.50%, 8/15/42	126	135
Pool #AB2891,
3.00%, 9/15/42	188	199
Pool #AD8781,
3.00%, 3/15/43	305	327
Pool #AD9016,
3.00%, 4/15/43	340	361
Pool #AL1763,
3.50%, 1/15/45	185	196
		18,245
Government National Mortgage Association II – 6.2%
Pool #3570,
6.00%, 6/20/34	39	46
Pool #3665,
5.50%, 1/20/35	107	123
Pool #3852,
6.00%, 5/20/36	18	20
Pool #3879,
6.00%, 7/20/36	52	60
Pool #3910,
6.00%, 10/20/36	26	30
Pool #3994,
5.00%, 6/20/37	17	20
Pool #4018,
6.50%, 8/20/37	65	75
Pool #4026,
5.00%, 9/20/37	26	29
Pool #4027,
5.50%, 9/20/37	13	15
Pool #4040,
6.50%, 10/20/37	14	16
Pool #4098,
5.50%, 3/20/38	79	92

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #4116,
6.50%, 4/20/38	$31	$36
Pool #4170,
6.00%, 6/20/38	62	72
Pool #4194,
5.50%, 7/20/38	144	166
Pool #4243,
5.00%, 9/20/38	34	39
Pool #4244,
5.50%, 9/20/38	41	47
Pool #4245,
6.00%, 9/20/38	23	26
Pool #4269,
6.50%, 10/20/38	31	36
Pool #4290,
5.50%, 11/20/38	27	31
Pool #4344,
6.00%, 1/20/39	49	58
Pool #4345,
6.50%, 1/20/39	33	38
Pool #4425,
5.50%, 4/20/39	92	105
Pool #4559,
5.00%, 10/20/39	189	213
Pool #4561,
6.00%, 10/20/39	104	117
Pool #4617,
4.50%, 1/20/40	58	64
Pool #4619,
5.50%, 1/20/40	191	218
Pool #4713,
4.50%, 6/20/40	168	185
Pool #4747,
5.00%, 7/20/40	148	167
Pool #4881,
3.50%, 12/20/40	640	689
Pool #4882,
4.00%, 12/20/40	1,479	1,630
Pool #4923,
4.50%, 1/20/41	142	159
Pool #5050,
4.00%, 5/20/26	97	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #5081,
4.00%, 6/20/41	$233	$257
Pool #5082,
4.50%, 6/20/41	238	262
Pool #5083,
5.00%, 6/20/41	960	1,082
Pool #5114,
4.00%, 7/20/41	927	1,022
Pool #5141,
5.00%, 8/20/41	128	144
Pool #5175,
4.50%, 9/20/41	133	146
Pool #5176,
5.00%, 9/20/41	616	694
Pool #5202,
3.50%, 10/20/41	362	394
Pool #5203,
4.00%, 10/20/41	229	252
Pool #5232,
3.50%, 11/20/41	709	773
Pool #5264,
5.50%, 12/20/41	16	18
Pool #5280,
4.00%, 1/20/42	254	280
Pool #5304,
3.50%, 2/20/42	266	289
Pool #5317,
5.50%, 2/20/42	111	127
Pool #5326,
3.00%, 3/20/27	278	292
Pool #5331,
3.50%, 3/20/42	425	462
Pool #626951,
3.00%, 6/20/45	656	706
Pool #737602,
4.00%, 11/20/40	299	333
Pool #752757,
4.50%, 11/20/40	347	385
Pool #755677,
4.00%, 12/20/40	228	251
Pool #766711,
4.00%, 5/20/42	1,009	1,110

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #782433,
6.00%, 10/20/38	$89	$102
Pool #783976,
3.50%, 4/20/43	3,083	3,351
Pool #784345,
3.50%, 7/20/47	793	872
Pool #AA5970,
3.00%, 1/20/43	1,016	1,092
Pool #AA6054,
3.00%, 2/20/43	1,505	1,621
Pool #AA6149,
3.00%, 3/20/43	1,001	1,075
Pool #AA6160,
3.50%, 3/20/43	372	401
Pool #AA6243,
3.50%, 4/20/43	140	151
Pool #AB9443,
3.50%, 11/20/42	529	564
Pool #AD1755,
3.50%, 2/20/43	634	683
Pool #AD8825,
3.50%, 3/20/43	367	399
Pool #AF5097,
4.00%, 8/20/43	1,017	1,119
Pool #AJ0645,
3.50%, 7/20/44	318	342
Pool #AJ0789,
3.50%, 8/20/45	2,653	2,857
Pool #AJ3643,
4.00%, 10/20/44	746	822
Pool #AK6867,
3.50%, 1/20/45	1,840	1,979
Pool #AO7525,
3.50%, 8/20/45	1,733	1,866
Pool #AO7682,
4.00%, 8/20/45	704	759
Pool #BB6965,
3.50%, 7/20/47	430	463
Pool #BE9902,
4.50%, 6/20/48	835	907
Pool #MA0006,
2.50%, 4/20/27	108	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA0022,
3.50%, 4/20/42	$428	$465
Pool #MA0088,
3.50%, 5/20/42	958	1,041
Pool #MA0220,
3.50%, 7/20/42	499	542
Pool #MA0318,
3.50%, 8/20/42	930	1,011
Pool #MA0321,
5.00%, 8/20/42	215	243
Pool #MA0391,
3.00%, 9/20/42	2,013	2,155
Pool #MA0392,
3.50%, 9/20/42	405	441
Pool #MA0698,
3.00%, 1/20/43	480	514
Pool #MA0826,
3.00%, 3/20/28	128	135
Pool #MA0850,
2.50%, 3/20/43	179	189
Pool #MA0851,
3.00%, 3/20/43	701	750
Pool #MA0852,
3.50%, 3/20/43	815	886
Pool #MA0933,
3.00%, 4/20/43	855	914
Pool #MA0934,
3.50%, 4/20/43	275	299
Pool #MA1011,
3.00%, 5/20/43	820	877
Pool #MA1012,
3.50%, 5/20/43	733	798
Pool #MA1064,
2.50%, 6/20/28	412	432
Pool #MA1089,
3.00%, 6/20/43	877	939
Pool #MA1224,
3.50%, 8/20/43	632	685
Pool #MA1285,
3.50%, 9/20/43	368	399
Pool #MA1839,
4.00%, 4/20/44	203	222

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA1920,
4.00%, 5/20/44	$216	$235
Pool #MA2224,
4.00%, 9/20/44	1,171	1,276
Pool #MA2444,
3.00%, 12/20/44	170	182
Pool #MA2521,
3.50%, 1/20/45	677	725
Pool #MA2522,
4.00%, 1/20/45	246	268
Pool #MA2677,
3.00%, 3/20/45	371	395
Pool #MA2753,
3.00%, 4/20/45	979	1,042
Pool #MA2754,
3.50%, 4/20/45	383	410
Pool #MA2891,
3.00%, 6/20/45	1,080	1,152
Pool #MA2892,
3.50%, 6/20/45	351	375
Pool #MA2935,
3.00%, 7/20/30	558	586
Pool #MA2960,
3.00%, 7/20/45	850	908
Pool #MA3034,
3.50%, 8/20/45	1,020	1,092
Pool #MA3104,
3.00%, 9/20/45	1,144	1,220
Pool #MA3106,
4.00%, 9/20/45	897	972
Pool #MA3172,
3.00%, 10/20/45	222	237
Pool #MA3173,
3.50%, 10/20/45	4,302	4,616
Pool #MA3174,
4.00%, 10/20/45	483	524
Pool #MA3244,
3.50%, 11/20/45	782	837
Pool #MA3245,
4.00%, 11/20/45	1,758	1,904
Pool #MA3310,
3.50%, 12/20/45	1,676	1,794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA3378,
4.50%, 1/20/46	$957	$1,049
Pool #MA3521,
3.50%, 3/20/46	1,514	1,621
Pool #MA3522,
4.00%, 3/20/46	403	436
Pool #MA3596,
3.00%, 4/20/46	933	993
Pool #MA3597,
3.50%, 4/20/46	1,520	1,630
Pool #MA3662,
3.00%, 5/20/46	1,515	1,610
Pool #MA3663,
3.50%, 5/20/46	925	991
Pool #MA3664,
4.00%, 5/20/46	392	424
Pool #MA3735,
3.00%, 6/20/46	1,832	1,949
Pool #MA3736,
3.50%, 6/20/46	1,222	1,308
Pool #MA3777,
2.50%, 7/20/31	143	149
Pool #MA3778,
3.00%, 7/20/31	179	188
Pool #MA3802,
3.00%, 7/20/46	2,168	2,307
Pool #MA3803,
3.50%, 7/20/46	1,815	1,942
Pool #MA3873,
3.00%, 8/20/46	831	884
Pool #MA3874,
3.50%, 8/20/46	839	900
Pool #MA3912,
2.50%, 9/20/31	204	213
Pool #MA3936,
3.00%, 9/20/46	1,887	2,007
Pool #MA3937,
3.50%, 9/20/46	2,537	2,718
Pool #MA4002,
2.50%, 10/20/46	130	138
Pool #MA4003,
3.00%, 10/20/46	1,240	1,319

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA4067,
2.50%, 11/20/46	$991	$1,055
Pool #MA4068,
3.00%, 11/20/46	5,907	6,279
Pool #MA4101,
2.50%, 12/20/31	108	113
Pool #MA4125,
2.50%, 12/20/46	67	71
Pool #MA4196,
3.50%, 1/20/47	1,262	1,342
Pool #MA4322,
4.00%, 3/20/47	566	608
Pool #MA4382,
3.50%, 4/20/47	444	474
Pool #MA4509,
3.00%, 6/20/47	1,983	2,106
Pool #MA4512,
4.50%, 6/20/47	779	851
Pool #MA4624,
3.00%, 8/20/32	166	174
Pool #MA4652,
3.50%, 8/20/47	1,912	2,036
Pool #MA4718,
3.00%, 9/20/47	4,755	5,045
Pool #MA4719,
3.50%, 9/20/47	3,105	3,305
Pool #MA4778,
3.50%, 10/20/47	1,931	2,054
Pool #MA4838,
4.00%, 11/20/47	271	291
Pool #MA4900,
3.50%, 12/20/47	1,920	2,041
Pool #MA4901,
4.00%, 12/20/47	3,737	4,003
Pool #MA4962,
3.50%, 1/20/48	1,853	1,970
Pool #MA4963,
4.00%, 1/20/48	692	742
Pool #MA5021,
4.50%, 2/20/48	970	1,053
Pool #MA5077,
3.50%, 3/20/48	2,101	2,236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA5137,
4.00%, 4/20/48	$351	$374
Pool #MA5191,
3.50%, 5/20/48	1,210	1,280
Pool #MA5264,
4.00%, 6/20/48	834	892
Pool #MA5265,
4.50%, 6/20/48	906	977
Pool #MA5266,
5.00%, 6/20/48	1,072	1,168
Pool #MA5330,
4.00%, 7/20/48	1,094	1,164
Pool #MA5331,
4.50%, 7/20/48	1,818	1,958
Pool #MA5398,
4.00%, 8/20/48	753	803
Pool #MA5399,
4.50%, 8/20/48	851	911
Pool #MA5466,
4.00%, 9/20/48	1,812	1,936
Pool #MA5467,
4.50%, 9/20/48	1,007	1,085
Pool #MA5528,
4.00%, 10/20/48	1,052	1,121
Pool #MA5529,
4.50%, 10/20/48	1,008	1,085
Pool #MA5564,
3.50%, 11/20/33	450	471
Pool #MA5595,
4.00%, 11/20/48	364	388
Pool #MA5653,
5.00%, 12/20/48	1,449	1,574
Pool #MA5818,
4.50%, 3/20/49	1,084	1,161
Pool #MA5931,
4.00%, 5/20/49	2,322	2,462
Pool #MA5985,
3.50%, 6/20/49	2,209	2,333
Pool #MA6040,
4.00%, 7/20/49	2,789	2,956
Pool #MA6217,
2.50%, 10/20/49	778	819

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.0% (10)continued
Government National Mortgage Association II – 6.2%continued
Pool #MA6218,
3.00%, 10/20/49	$9,523	$10,104
Pool #MA6283,
3.00%, 11/20/49	4,868	5,165
Pool #MA6310,
12/20/34(12)	201	211
Pool #MA6337,
2.50%, 12/20/49	589	620
Pool #MA6338,
3.00%, 12/20/49	7,055	7,486
Pool #MA6339,
3.50%, 12/20/49	4,865	5,138
Pool #MA6408,
2.50%, 1/20/50	1,478	1,557
Pool #MA6409,
3.00%, 1/20/50	1,968	2,088
Pool #MA6410,
3.50%, 1/20/50	4,873	5,151
Pool #MA6655,
5/20/50(12)	888	936
Pool #MA6709,
2.50%, 6/20/50	3,500	3,688
Pool #MA6765,
7/20/50(12)	2,110	2,223
		204,138
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	2,542
Uniform Mortgage Backed Securities – 1.8%
Pool TBA,
7/1/50(12)	57,000	59,948
Total U.S. Government Agencies
(Cost $926,534)		962,122

U.S. GOVERNMENT OBLIGATIONS – 38.3%
U.S. Treasury Bonds – 7.0%
6.25%, 8/15/23	1,550	1,843
7.63%, 2/15/25	165	221
4.50%, 2/15/36	475	727
4.38%, 2/15/38	1,000	1,554
4.50%, 8/15/39	2,000	3,185
4.38%, 11/15/39	2,000	3,145
4.38%, 5/15/40	1,000	1,580
3.75%, 8/15/41	4,000	5,894
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.3% continued
U.S. Treasury Bonds – 7.0%continued
3.13%, 2/15/42	$2,000	$2,715
2.75%, 8/15/42	3,000	3,846
2.75%, 11/15/42	4,000	5,123
3.63%, 2/15/44	5,000	7,319
3.38%, 5/15/44	6,000	8,486
3.13%, 8/15/44	5,500	7,500
3.00%, 11/15/44	7,000	9,372
2.50%, 2/15/45	6,000	7,401
3.00%, 5/15/45	6,000	8,056
3.00%, 11/15/45	5,000	6,740
2.50%, 5/15/46	8,000	9,922
2.25%, 8/15/46	5,000	5,930
2.88%, 11/15/46	5,000	6,649
3.00%, 5/15/47	8,000	10,904
2.75%, 8/15/47	7,000	9,146
2.75%, 11/15/47	8,000	10,467
3.00%, 2/15/48	8,000	10,952
3.13%, 5/15/48	5,000	7,007
3.00%, 8/15/48	12,500	17,190
3.00%, 2/15/49	13,000	17,948
2.88%, 5/15/49	11,000	14,882
2.25%, 8/15/49	5,000	6,013
2.38%, 11/15/49	7,070	8,733
2.00%, 2/15/50	7,000	8,017
1.25%, 5/15/50	5,000	4,804
		233,271
U.S. Treasury Notes – 31.3%
2.13%, 8/15/21	32,000	32,695
2.88%, 10/15/21	20,000	20,695
1.50%, 10/31/21	2,000	2,035
2.00%, 11/15/21	20,000	20,500
1.63%, 12/31/21	25,000	25,542
1.88%, 1/31/22	25,000	25,669
2.50%, 2/15/22	25,000	25,939
1.13%, 2/28/22	25,000	25,396
0.38%, 3/31/22	5,000	5,018
1.88%, 3/31/22	10,000	10,296
1.88%, 4/30/22	30,000	30,932
1.75%, 6/30/22	50,000	51,574
1.63%, 8/15/22	5,000	5,154
1.75%, 9/30/22	10,000	10,354
1.88%, 10/31/22	10,000	10,396
2.00%, 11/30/22	10,000	10,440

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.3% continued
U.S. Treasury Notes – 31.3%continued
2.13%, 12/31/22	$5,000	$5,244
1.50%, 2/28/23	5,000	5,176
2.63%, 2/28/23	20,000	21,302
1.63%, 4/30/23	10,000	10,408
2.75%, 4/30/23	15,000	16,088
0.13%, 5/15/23	85,000	84,874
1.63%, 5/31/23	1,000	1,042
2.75%, 5/31/23	23,000	24,718
2.63%, 6/30/23	5,000	5,365
2.75%, 8/31/23	25,000	27,022
2.88%, 10/31/23	10,000	10,891
2.75%, 11/15/23	5,000	5,429
2.63%, 12/31/23	5,000	5,423
2.38%, 2/29/24	20,000	21,582
2.50%, 5/15/24	20,000	21,760
2.00%, 5/31/24	5,000	5,347
2.00%, 6/30/24	25,000	26,767
2.38%, 8/15/24	10,000	10,880
1.50%, 9/30/24	5,000	5,266
1.50%, 10/31/24	10,000	10,541
2.25%, 11/15/24	10,000	10,871
1.50%, 11/30/24	15,000	15,824
1.38%, 1/31/25	10,000	10,507
2.75%, 2/28/25	15,000	16,724
0.38%, 4/30/25	40,000	40,181
2.88%, 4/30/25	2,500	2,811
2.13%, 5/15/25	10,000	10,889
2.75%, 6/30/25	5,000	5,608
3.00%, 9/30/25	10,000	11,392
2.63%, 12/31/25	10,000	11,238
1.63%, 2/15/26	10,000	10,698
1.63%, 5/15/26	10,000	10,717
1.50%, 8/15/26	10,000	10,655
1.63%, 9/30/26	10,000	10,738
2.00%, 11/15/26	10,000	10,980
1.75%, 12/31/26	10,000	10,832
2.25%, 2/15/27	10,000	11,171
1.13%, 2/28/27	10,000	10,433
0.50%, 4/30/27	10,000	10,015
0.50%, 5/31/27	25,000	25,025
2.25%, 8/15/27	10,000	11,232
2.25%, 11/15/27	10,000	11,263
2.75%, 2/15/28	10,000	11,665
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.3% continued
U.S. Treasury Notes – 31.3%continued
2.88%, 8/15/28	$15,000	$17,764
3.13%, 11/15/28	10,000	12,090
2.63%, 2/15/29	15,000	17,577
2.38%, 5/15/29	15,000	17,311
1.75%, 11/15/29	15,000	16,561
1.50%, 2/15/30	15,000	16,215
0.63%, 5/15/30	10,000	9,972
		1,036,719
Total U.S. Government Obligations
(Cost $1,168,805)		1,269,990

MUNICIPAL BONDS – 0.6%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	152
California – 0.2%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	269
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	269
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	138
7.30%, 10/1/39	920	1,538
7.63%, 3/1/40	405	715
7.60%, 11/1/40	400	734
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	1,042
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	452
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	265

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
California – 0.2%continued
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	$250	$334
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	429
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	463
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	100
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	155
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	128
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	221
		7,252
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	406
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	40
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	99	145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Georgia – 0.0%continued
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	$68	$99
7.06%, 4/1/57	295	425
		669
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	413
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	190
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	715
		1,318
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	308
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	139
		447
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	135
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	312
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	241

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New Jersey – 0.0%continued
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, Prerefunded,
6.10%, 12/15/20	$300	$307
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	212
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	194
		954
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	121
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	127
6.81%, 11/15/40	60	78
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	307
5.72%, 6/15/42	250	386
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	396
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	142
5.85%, 6/1/40	85	121
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New York – 0.1%continued
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	$75	$97
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	127
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	231
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	500
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	285
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	348
		3,622
Ohio – 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	292
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	541
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, Prerefunded,
6.04%, 11/15/20	145	148
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	271
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	305

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Ohio – 0.1%continued
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	$90	$106
		1,663
Oregon – 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	291
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	239
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	152
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	272
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	206
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	260	334
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	221
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	296
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Texas – 0.1%continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$200	$290
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	384
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	135
		2,138
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	102
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	114
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	120
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	146
		380
Total Municipal Bonds
(Cost $14,508)		20,272

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—
Total Other
(Cost $39)		—

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME INDEX FUNDS

Schedule of Investments
BOND INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(15) (16)	131,100,925	$131,101
Total Investment Companies
(Cost $131,101)		131,101

Total Investments – 103.7%
(Cost $3,208,463)		3,436,740
Liabilities less Other Assets – (3.7%)		(122,572)
NET ASSETS – 100.0%		$3,314,168

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Zero coupon bond.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	When-Issued Security. Coupon rate is not in effect at June 30, 2020.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Level 3 asset that is worthless, bankrupt or has been delisted.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

PSF - Permanent School Fund

S&P - Standard & Poor's

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	43.4%
U.S. Agency	19.2
AAA	5.6
AA	3.3
A	12.1
BBB	12.5
Not Rated	0.1
Cash Equivalents	3.8
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$55,330	$—	$55,330
Corporate Bonds(1)	—	759,197	—	759,197
Foreign Issuer Bonds(1)	—	238,728	—	238,728
U.S. Government Agencies(1)	—	962,122	—	962,122
U.S. Government Obligations(1)	—	1,269,990	—	1,269,990
Municipal Bonds(1)	—	20,272	—	20,272
Investment Companies	131,101	—	—	131,101
Total Investments	$131,101	$3,305,639	$—	$3,436,740

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$64,483	$396,272	$329,654	$38	$131,101	131,100,925
NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bonds – 21.1%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	104
6.38%, 8/15/27	65	92
6.13%, 11/15/27	75	106
5.50%, 8/15/28	50	70
5.25%, 11/15/28	100	138
6.13%, 8/15/29	50	75
6.25%, 5/15/30	75	116
5.38%, 2/15/31	100	149
4.50%, 2/15/36	140	214
4.75%, 2/15/37	25	40
5.00%, 5/15/37	50	82
4.38%, 2/15/38	50	78
4.50%, 5/15/38	95	150
3.50%, 2/15/39	100	141
4.25%, 5/15/39	100	154
4.50%, 8/15/39	200	319
4.38%, 11/15/39	200	314
4.63%, 2/15/40	185	300
1.13%, 5/15/40	850	842
4.38%, 5/15/40	190	300
3.88%, 8/15/40	150	224
4.25%, 11/15/40	175	273
4.75%, 2/15/41	145	241
4.38%, 5/15/41	140	223
3.75%, 8/15/41	150	221
3.13%, 11/15/41	145	196
3.13%, 2/15/42	200	271
3.00%, 5/15/42	155	206
2.75%, 8/15/42	230	295
2.75%, 11/15/42	315	403
3.13%, 2/15/43	205	278
2.88%, 5/15/43	375	490
3.63%, 8/15/43	350	511
3.75%, 11/15/43	430	640
3.63%, 2/15/44	400	586
3.38%, 5/15/44	450	636
3.13%, 8/15/44	425	580
3.00%, 11/15/44	455	609
2.50%, 2/15/45	450	555
3.00%, 5/15/45	400	537
2.88%, 8/15/45	425	560
3.00%, 11/15/45	380	512
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.9% continued
U.S. Treasury Bonds – 21.1%continued
2.50%, 2/15/46	$400	$495
2.50%, 5/15/46	400	496
2.25%, 8/15/46	375	445
2.88%, 11/15/46	550	731
3.00%, 2/15/47	400	545
3.00%, 5/15/47	350	477
2.75%, 8/15/47	600	784
2.75%, 11/15/47	350	458
3.00%, 2/15/48	640	876
3.13%, 5/15/48	425	596
3.00%, 8/15/48	650	894
3.38%, 11/15/48	700	1,029
3.00%, 2/15/49	550	759
2.88%, 5/15/49	600	812
2.25%, 8/15/49	450	541
2.38%, 11/15/49	475	587
2.00%, 2/15/50	1,260	1,443
1.25%, 5/15/50	700	673
		25,485
U.S. Treasury Notes – 77.8%
2.63%, 7/15/21	300	308
1.13%, 7/31/21	300	303
1.75%, 7/31/21	300	305
2.25%, 7/31/21	325	332
2.13%, 8/15/21	400	409
2.75%, 8/15/21	350	360
1.13%, 8/31/21	300	303
1.50%, 8/31/21	350	355
2.00%, 8/31/21	250	255
2.75%, 9/15/21	350	361
1.13%, 9/30/21	350	354
1.50%, 9/30/21	400	407
2.13%, 9/30/21	250	256
2.88%, 10/15/21	350	362
1.25%, 10/31/21	350	355
1.50%, 10/31/21	750	763
2.00%, 10/31/21	250	256
2.00%, 11/15/21	375	384
2.88%, 11/15/21	250	259
1.50%, 11/30/21	400	408
1.75%, 11/30/21	250	256
1.88%, 11/30/21	250	256
2.63%, 12/15/21	350	362

FIXED INCOME INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.9% continued
U.S. Treasury Notes – 77.8%continued
1.63%, 12/31/21	$600	$613
2.00%, 12/31/21	300	308
2.13%, 12/31/21	225	232
2.50%, 1/15/22	250	259
1.38%, 1/31/22	1,000	1,019
1.50%, 1/31/22	250	255
1.88%, 1/31/22	300	308
2.00%, 2/15/22	325	335
2.50%, 2/15/22	275	285
1.13%, 2/28/22	1,750	1,778
1.75%, 2/28/22	250	257
1.88%, 2/28/22	150	154
2.38%, 3/15/22	300	311
0.38%, 3/31/22	850	853
1.75%, 3/31/22	260	267
1.88%, 3/31/22	300	309
2.25%, 4/15/22	380	394
0.13%, 4/30/22	1,700	1,699
1.75%, 4/30/22	300	309
1.88%, 4/30/22	250	258
1.75%, 5/15/22	275	283
2.13%, 5/15/22	250	259
0.13%, 5/31/22	1,500	1,499
1.75%, 5/31/22	250	258
1.88%, 5/31/22	300	310
1.75%, 6/15/22	400	412
0.13%, 6/30/22	1,000	999
1.75%, 6/30/22	250	258
2.13%, 6/30/22	200	208
1.75%, 7/15/22	250	258
1.88%, 7/31/22	400	414
2.00%, 7/31/22	200	208
1.50%, 8/15/22	200	206
1.63%, 8/15/22	250	258
1.63%, 8/31/22	350	361
1.88%, 8/31/22	275	285
1.50%, 9/15/22	200	206
1.75%, 9/30/22	295	305
1.88%, 9/30/22	300	311
1.38%, 10/15/22	350	360
1.88%, 10/31/22	225	234
2.00%, 10/31/22	300	313
1.63%, 11/15/22	755	781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.9% continued
U.S. Treasury Notes – 77.8%continued
2.00%, 11/30/22	$450	$470
1.63%, 12/15/22	600	621
2.13%, 12/31/22	525	551
1.50%, 1/15/23	650	672
1.75%, 1/31/23	275	286
2.38%, 1/31/23	250	264
1.38%, 2/15/23	900	928
2.00%, 2/15/23	475	498
1.50%, 2/28/23	250	259
2.63%, 2/28/23	350	373
0.50%, 3/15/23	2,150	2,169
1.50%, 3/31/23	200	207
2.50%, 3/31/23	350	372
0.25%, 4/15/23	1,850	1,854
1.63%, 4/30/23	175	182
2.75%, 4/30/23	350	375
0.13%, 5/15/23	1,100	1,098
1.75%, 5/15/23	525	549
1.63%, 5/31/23	200	208
2.75%, 5/31/23	350	376
0.25%, 6/15/23	1,000	1,002
1.38%, 6/30/23	250	259
2.63%, 6/30/23	375	402
1.25%, 7/31/23	350	362
2.75%, 7/31/23	375	405
2.50%, 8/15/23	300	322
1.38%, 8/31/23	250	259
2.75%, 8/31/23	350	378
1.38%, 9/30/23	250	260
2.88%, 9/30/23	380	413
1.63%, 10/31/23	300	314
2.88%, 10/31/23	350	381
2.75%, 11/15/23	850	923
2.13%, 11/30/23	300	320
2.88%, 11/30/23	400	436
2.25%, 12/31/23	250	268
2.63%, 12/31/23	400	434
2.25%, 1/31/24	300	322
2.50%, 1/31/24	250	270
2.75%, 2/15/24	550	601
2.13%, 2/29/24	300	321
2.38%, 2/29/24	300	324
2.13%, 3/31/24	600	643

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME INDEX FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.9% continued
U.S. Treasury Notes – 77.8%continued
2.00%, 4/30/24	$250	$267
2.25%, 4/30/24	300	323
2.50%, 5/15/24	575	626
2.00%, 5/31/24	550	588
1.75%, 6/30/24	425	451
2.00%, 6/30/24	300	321
1.75%, 7/31/24	250	265
2.13%, 7/31/24	250	269
2.38%, 8/15/24	525	571
1.25%, 8/31/24	400	417
1.88%, 8/31/24	250	267
1.50%, 9/30/24	400	421
2.13%, 9/30/24	300	324
1.50%, 10/31/24	450	474
2.25%, 10/31/24	300	326
2.25%, 11/15/24	550	598
1.50%, 11/30/24	300	317
2.13%, 11/30/24	200	217
1.75%, 12/31/24	400	427
2.25%, 12/31/24	250	272
1.38%, 1/31/25	1,300	1,366
2.50%, 1/31/25	200	220
2.00%, 2/15/25	625	675
1.13%, 2/28/25	1,450	1,508
2.75%, 2/28/25	215	240
0.50%, 3/31/25	1,450	1,465
2.63%, 3/31/25	300	333
0.38%, 4/30/25	1,700	1,708
2.88%, 4/30/25	300	337
2.13%, 5/15/25	550	599
0.25%, 5/31/25	1,050	1,049
2.88%, 5/31/25	325	366
0.25%, 6/30/25	1,000	998
2.75%, 6/30/25	250	280
2.88%, 7/31/25	225	254
2.00%, 8/15/25	550	597
2.75%, 8/31/25	300	337
3.00%, 9/30/25	300	342
3.00%, 10/31/25	200	228
2.25%, 11/15/25	645	711
2.88%, 11/30/25	300	341
2.63%, 12/31/25	300	337
2.63%, 1/31/26	150	169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 98.9% continued
U.S. Treasury Notes – 77.8%continued
1.63%, 2/15/26	$700	$749
2.50%, 2/28/26	350	392
2.25%, 3/31/26	350	387
2.38%, 4/30/26	225	251
1.63%, 5/15/26	650	697
2.13%, 5/31/26	175	193
1.88%, 6/30/26	325	353
1.88%, 7/31/26	300	326
1.50%, 8/15/26	520	554
1.38%, 8/31/26	350	370
1.63%, 9/30/26	250	268
1.63%, 10/31/26	300	322
2.00%, 11/15/26	500	549
1.63%, 11/30/26	350	376
1.75%, 12/31/26	300	325
1.50%, 1/31/27	925	988
2.25%, 2/15/27	510	570
1.13%, 2/28/27	1,150	1,200
0.63%, 3/31/27	1,300	1,313
0.50%, 4/30/27	875	876
2.38%, 5/15/27	500	564
0.50%, 5/31/27	800	801
0.50%, 6/30/27	500	500
2.25%, 8/15/27	500	562
2.25%, 11/15/27	550	619
2.75%, 2/15/28	550	642
2.88%, 5/15/28	625	738
2.88%, 8/15/28	590	699
3.13%, 11/15/28	675	816
2.63%, 2/15/29	600	703
2.38%, 5/15/29	600	692
1.63%, 8/15/29	700	764
1.75%, 11/15/29	925	1,021
1.50%, 2/15/30	1,525	1,649
0.63%, 5/15/30	950	947
		94,066
Total U.S. Government Obligations
(Cost $110,494)		119,551

FIXED INCOME INDEX FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(1) (2)	3,111,705	$3,112
Total Investment Companies
(Cost $3,112)		3,112

Total Investments – 101.5%
(Cost $113,606)		122,663
Liabilities less Other Assets – (1.5%)		(1,788)
NET ASSETS – 100.0%		$120,875

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At June 30, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	97.5%
Cash Equivalents	2.5
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$119,551	$—	$119,551
Investment Companies	3,112	—	—	3,112
Total Investments	$3,112	$119,551	$—	$122,663

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,481	$21,673	$20,042	$—*	$3,112	3,111,705

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME INDEX FUNDS